United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/08

Date of Reporting Period:  Quarter ended 3/31/08

Item 1.                      Schedule of Investments

Federated American Leaders Fund II

Portfolio of Investments

March 31, 2008 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS--98.7%
		Consumer Discretionary--8.3%
215,300	[1,2]	Ford Motor Co.	$1,231,516
62,300		Leggett and Platt, Inc.	950,075
19,200		Magna International, Inc., Class A	1,385,280
11,100		Nike, Inc., Class B	754,800
29,300		Omnicom Group, Inc.	1,294,474
76,800	[2]	Regal Entertainment Group	1,481,472
56,600		TJX Cos., Inc.	1,871,762
56,900		Walt Disney Co.	1,785,522
		TOTAL	10,754,901
		Consumer Staples—9.2%
28,000		Altria Group, Inc.	621,600
34,400	[1]	Coca-Cola Co.	1,937,752
26,600		Kimberly-Clark Corp.	1,717,030
31,300		Kraft Foods, Inc., Class A	970,613
39,300		Kroger Co.	998,220
28,000	[1]	Philip Morris International, Inc.	1,416,240
29,900	[2]	Reynolds American, Inc.	1,764,997
48,300		Wal-Mart Stores, Inc.	2,544,444
		TOTAL	11,970,896
		Energy--11.4%
21,200		BP PLC, ADR	1,285,780
34,100		Chevron Corp.	2,910,776
26,500		ConocoPhillips	2,019,565
36,100		Exxon Mobil Corp.	3,053,338
20,600		Hess Corp.	1,816,508
29,700		Occidental Petroleum Corp.	2,173,149
30,300		Valero Energy Corp.	1,488,033
		TOTAL	14,747,149
		Financials--22.3%
33,200		AON Corp.	1,334,640
66,300		Ace Ltd.	3,650,478
60,800		Aflac, Inc.	3,948,960
37,100		Endurance Specialty Holdings Ltd.	1,357,860
16,300		Goldman Sachs Group, Inc.	2,695,857
11,200		Hartford Financial Services Group, Inc.	848,624
101,500		J.P. Morgan Chase & Co.	4,359,425
28,900		Lehman Brothers Holdings, Inc.	1,087,796
62,100		Loews Corp.	2,497,662
26,900		Merrill Lynch & Co., Inc.	1,095,906
64,800		Morgan Stanley	2,961,360
32,300		RenaissanceRe Holdings Ltd.	1,676,693
46,600		Wells Fargo & Co.	1,356,060
		TOTAL	28,871,321
		Health Care--11.1%
37,500		Abbott Laboratories	2,068,125
89,800		Bristol-Myers Squibb Co.	1,912,740
12,900		Cardinal Health, Inc.	677,379
60,300		Covidien Ltd.	2,668,275
37,400	[1]	Forest Laboratories, Inc., Class A	1,496,374
48,200		Johnson & Johnson	3,126,734
46,500		Pfizer, Inc.	973,245
29,000		UnitedHealth Group, Inc.	996,440
9,300		Wyeth	388,368
		TOTAL	14,307,680
		Industrials--10.8%
39,600	[2]	3M Co.	3,134,340
33,200		Dover Corp.	1,387,096
17,000		Eaton Corp.	1,354,390
28,300		Illinois Tool Works, Inc.	1,364,909
19,900		L-3 Communications Holdings, Inc.	2,175,866
25,600		Lockheed Martin Corp.	2,542,080
25,700		Northrop Grumman Corp.	1,999,717
		TOTAL	13,958,398
		Information Technology--13.6%
15,400	[1]	Computer Sciences Corp.	628,166
68,300	[1]	Dell, Inc.	1,360,536
43,900	[1]	Fiserv, Inc.	2,111,151
69,600		Hewlett-Packard Co.	3,177,936
20,900		IBM Corp.	2,406,426
35,100		Intel Corp.	743,418
85,000	[1]	Oracle Corp.	1,662,600
78,000	[1]	Symantec Corp.	1,296,360
11,500	[1]	Visa, Inc., Class A	717,140
67,800	[1]	Western Digital Corp.	1,833,312
109,800		Xerox Corp.	1,643,706
		TOTAL	17,580,751
		Materials--5.9%
60,600		Alcoa, Inc.	2,185,236
35,800		Dow Chemical Co.	1,319,230
19,200		Freeport-McMoRan Copper & Gold, Inc.	1,847,424
21,300		PPG Industries, Inc.	1,288,863
36,000	[1]	Pactiv Corp.	943,560
		TOTAL	7,584,313
		Telecommunication Services--2.7%
34,100		AT&T, Inc.	1,306,030
58,606		Verizon Communications	2,136,189
		TOTAL	3,442,219
		Utilities--3.4%
150,200		Duke Energy Corp.	2,681,070
36,000	[1]	NRG Energy, Inc.	1,403,640
15,282		NiSource, Inc.	263,461
		TOTAL	4,348,171
		TOTAL COMMON STOCKS (IDENTIFIED COST $129,859,548)	127,565,799
		REPURCHASE AGREEMENTS—4.1%
$463,000		Interest in $500,000,000 joint repurchase agreement 2.75%, dated 3/31/2008 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $500,038,194 on 4/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2038 and the market value of those underlying securities was $510,038,959.	463,000
4,805,000		Interest in $5,000,000,000 joint repurchase agreement 2.75%, dated 3/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $5,000,381,944 on 4/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2048 and the market value of those underlying securities was $5,100,061,554 (purchased with proceeds from securities lending collateral).	4,805,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	5,268,000
		TOTAL INVESTMENTS---102.8% (IDENTIFIED COST $135,127,548)[3]	132,833,799
		OTHER ASSETS AND LIABILITIES---NET---(2.8)%[4]	(3,563,298)
		TOTAL NET ASSETS---100%	$129,270,501

1	Non-income producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of March 31, 2008, securities subject to this type of arrangement and related collateral were as follows:

	Market Value of Securities Loaned	Market Value of Collateral
	$4,619,080	$4,805,000
3
At March 31, 2008, the cost of investments for federal tax purposes was $135,127,548. The net unrealized depreciation of investments for federal tax purposes was $2,293,749. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,291,749 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,585,498.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$127,565,799
Level 2 – Other Significant Observable Inputs	5,268,000
Level 3 – Significant Unobservable Inputs	0
Total	$132,833,799

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Capital Appreciation Fund II

Portfolio of Investments

March 31, 2008 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS—115.2%
		Consumer Discretionary—8.9%
30,900		American Eagle Outfitters, Inc.	$541,059
26,600	[1]	Dick's Sporting Goods, Inc.	712,348
81,000		Mattel, Inc.	1,611,900
29,700		McDonald's Corp.	1,656,369
20,400		Penney (J.C.) Co., Inc.	769,284
24,600		TJX Cos., Inc.	813,522
		TOTAL	6,104,482
		Consumer Staples—17.2%
14,100		Altria Group, Inc.	313,020
28,100		Coca-Cola Co.	1,710,447
12,200		Colgate-Palmolive Co.	950,502
16,000		Kellogg Co.	840,960
14,100	[1]	Philip Morris International, Inc.	713,178
31,400		Procter & Gamble Co.	2,200,198
51,893		Unilever N.V., ADR	1,750,351
62,800		Wal-Mart Stores, Inc.	3,308,304
		TOTAL	11,786,960
		Energy—18.1%
26,600		Apache Corp.	3,213,812
37,100		Exxon Mobil Corp.	3,137,918
60,800	[1]	Nabors Industries Ltd.	2,053,216
21,200	[1]	Weatherford International Ltd.	1,536,364
40,050		XTO Energy, Inc.	2,477,493
		TOTAL	12,418,803
		Financials—15.1%
27,900		American International Group, Inc.	1,206,675
31,400		Bank of New York Mellon Corp.	1,310,322
21,200		Hartford Financial Services Group, Inc.	1,606,324
20,200		Huntington Bancshares, Inc.	217,150
57,000		J.P. Morgan Chase & Co.	2,448,150
18,900		Morgan Stanley	863,730
51,500		U.S. Bancorp	1,666,540
34,200		Wells Fargo & Co.	995,220
		TOTAL	10,314,111
		Health Care—15.5%
21,000		Abbott Laboratories	1,158,150
29,200		Becton, Dickinson & Co.	2,506,820
18,500		Covidien Ltd.	818,625
19,500		Eli Lilly & Co.	1,006,005
14,900	[1]	Genentech, Inc.	1,209,582
14,600		Johnson & Johnson	947,102
30,600		Merck & Co., Inc.	1,161,270
15,500	[1]	Waters Corp.	863,350
21,800		Wyeth	910,368
		TOTAL	10,581,272
		Industrials—15.8%
4,700		Deere & Co.	378,068
9,100	[1]	First Solar, Inc.	2,103,374
56,600		General Electric Co.	2,094,766
18,100		Lockheed Martin Corp.	1,797,330
32,900		Norfolk Southern Corp.	1,787,128
40,700		Raytheon Co.	2,629,627
		TOTAL	10,790,293
		Information Technology—13.6%
5,800	[1]	Apple, Inc.	832,300
56,700		Applied Materials, Inc.	1,106,217
49,700	[1]	Cisco Systems, Inc.	1,197,273
32,800		Hewlett-Packard Co.	1,497,648
41,100		Intel Corp.	870,498
95,500		Microsoft Corp.	2,710,290
57,100	[1]	Oracle Corp.	1,116,876
		TOTAL	9,331,102
		Materials—5.2%
12,100		Alcoa, Inc.	436,326
16,500		Freeport-McMoRan Copper & Gold, Inc.	1,587,630
3,700		Rio Tinto PLC, ADR	1,523,808
		TOTAL	3,547,764
		Telecommunication Services—2.3%
25,100	[1]	America Movil S.A.B. de C.V., Class L, ADR	1,598,619
		Utilities—3.5%
6,800		Entergy Corp.	741,744
24,300		FirstEnergy Corp.	1,667,466
		TOTAL	2,409,210
		TOTAL COMMON STOCKS (IDENTIFIED COST $76,790,247)	78,882,616
		REPURCHASE AGREEMENT—7.7%
$5,313,000		Interest in $500,000,000 joint repurchase agreement 2.75%, dated 3/31/2008 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $500,038,194 on 4/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2038 and the market value of those underlying securities was $510,038,959. (AT COST)	5,313,000
		TOTAL INVESTMENTS --- 122.9% (IDENTIFIED COST $82,103,247)[2]	84,195,616
		OTHER ASSETS AND LIABILITIES---NET---(22.9)%[3]	(15,703,084)
		TOTAL NET ASSETS --- 100%	$68,492,532

1	Non-income producing security.
2
At March 31, 2008, the cost of investments for federal tax purposes was $82,103,247.  The net unrealized appreciation of investments for federal tax purposes was $2,092,369.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,059,124 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,966,755.

3
Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of a redemption of Fund shares on March 31, 2008.  These assets were still invested in portfolio securities as of March 31, 2008.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$78,882,616
Level 2 – Other Significant Observable Inputs	5,313,000
Level 3 – Significant Unobservable Inputs	0
Total	$84,195,616

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Capital Income Fund II

Portfolio of Investments

March 31, 2008 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS—30.8%
		Consumer Discretionary--1.7%
5,300		American Eagle Outfitters, Inc.	$92,803
2,400		American Greetings Corp., Class A	44,520
900		Autoliv, Inc.	45,180
3,040		Home Depot, Inc.	85,029
14,060		Leggett and Platt, Inc.	214,415
1,900		Macy's, Inc.	43,814
2,470		Mattel, Inc.	49,153
10,900		Regal Entertainment Group	210,261
		TOTAL	785,175
		Consumer Staples--4.4%
2,250		Anheuser-Busch Cos., Inc.	106,762
5,430		Coca-Cola Co.	330,524
1,460		Colgate-Palmolive Co.	113,749
3,750		Kimberly-Clark Corp.	242,063
2,969		Kraft Foods, Inc., Class A	92,069
2,900		Nu Skin Enterprises, Inc.	52,258
2,580		PepsiCo, Inc.	186,276
6,500		Procter & Gamble Co.	455,455
2,600		SUPERVALU, Inc.	77,948
1,790		Sysco Corp.	51,946
6,600		Wal-Mart Stores, Inc.	347,688
		TOTAL	2,056,738
		Energy--5.2%
6,560		BP PLC, ADR	397,864
5,880		Chevron Corp.	501,917
3,140		ConocoPhillips	239,299
2,210		ENI SpA, ADR	150,523
3,210		Exxon Mobil Corp.	271,502
1,970		Patterson-UTI Energy, Inc.	51,575
5,310		Royal Dutch Shell PLC	366,284
1,900		Santos Ltd., ADR	100,434
4,230		Total SA, ADR, Class B	313,062
		TOTAL	2,392,460
		Financials--4.5%
3,240		Ace, Ltd.	178,394
1,490		Aflac, Inc.	96,775
15,300		Annaly Mortgage Management, Inc.	234,396
3,400		Aspen Insurance Holdings Ltd.	89,692
9,526		Bank of America Corp.	361,131
1,900		Gallagher (Arthur J.) & Co.	44,878
2,780		Hartford Financial Services Group, Inc.	210,641
6,200		J.P. Morgan Chase & Co.	266,290
30,400		MFA Mortgage Investments, Inc.	191,520
600		PartnerRe Ltd.	45,780
4,790		Protective Life Corp.	194,282
2,940		The Travelers Cos, Inc.	140,679
1,760		Wachovia Corp.	47,520
		TOTAL	2,101,978
		Health Care--3.5%
8,130		Biovail Corp.	86,584
4,100		Bristol-Myers Squibb Co.	87,330
5,990		Johnson & Johnson	388,571
3,770		Lilly (Eli) & Co.	194,494
1,100		Merck & Co., Inc.	41,745
27,060		Pfizer, Inc.	566,366
6,570		Wyeth	274,363
		TOTAL	1,639,453
		Industrials--4.2%
3,660		3M Co.	289,689
700		Caterpillar, Inc.	54,803
3,320		Dover Corp.	138,710
1,200		Eaton Corp.	95,604
2,940		Illinois Tool Works, Inc.	141,796
500		Lockheed Martin Corp.	49,650
7,740		Northrop Grumman Corp.	602,249
3,260		United Parcel Service, Inc.	238,045
3,290		United Technologies Corp.	226,418
2,900		Waste Management, Inc.	97,324
		TOTAL	1,934,288
		Information Technology--2.0%
1,600		Analog Devices, Inc.	47,232
4,610		Automatic Data Processing, Inc.	195,418
1,200		International Business Machines Corp.	138,168
2,700		Maxim Integrated Products, Inc.	55,053
3,330		Microchip Technology, Inc.	108,991
6,120		Seagate Technology Holdings	128,153
16,660		Taiwan Semiconductor Manufacturing Co., ADR	171,098
2,100		Telefonaktiebolaget LM Ericsson, ADR, Class B	41,265
2,200		Xilinx, Inc.	52,250
		TOTAL	937,628
		Materials--0.7%
1,270		Dow Chemical Co.	46,799
1,700		International Paper Co.	46,240
1,500		PPG Industries, Inc.	90,765
2,500		Packaging Corp. of America	55,825
1,710		Rohm & Haas Co.	92,477
		TOTAL	332,106
		Telecommunication Services--2.8%
13,422		AT&T, Inc.	514,063
9,100		Citizens Communications Co.	95,459
16,940		NTT Docomo Inc. - Spon. ADR	258,335
6,140		Verizon Communications	223,803
18,957		Windstream Corp.	226,536
		TOTAL	1,318,196
		Utilities--1.8%
2,760		AGL Resources, Inc.	94,723
2,310		Aqua America, Inc.	43,382
4,990		Integrys Energy Group, Inc.	232,734
17,420		NiSource, Inc.	300,321
1,980		Progress Energy, Inc.	82,566
2,270		SCANA Corp.	83,037
		TOTAL	836,763
		TOTAL COMMON STOCKS (IDENTIFIED COST $13,867,647)	14,334,785
		CORPORATE BONDS--5.8%
		Banking – 0.8%
$150,000	[1,2]	Banco Credito del Peru, Sub. Note, 6.95%, 11/7/2021	161,627
200,000	[1,2]	ICICI Bank Ltd., Note, 6.625%, 10/3/2012	199,939
		TOTAL	361,566
		Basic Industry -- Paper – 0.5%
250,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	252,633
		Oil & Gas – 2.7%
800,000	[1,2]	Gazprom, Note, 8.625%, 4/28/2034	912,800
350,000	[1,2]	Petrozuata Finance Inc., Company Guarantee, 8.22%, 4/1/2017	353,937
		TOTAL	1,266,737
		Sovereign – 1.1%
450,000		Mexico, Government of, Series MTNA, 6.75%, 9/27/2034	502,200
		Steel—0.7%
275,000	[1,2]	CSN Islands VIII Corp., Company Guarantee, 9.75%, 12/16/2013	314,188
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,613,790)	2,697,324
		GOVERNMENTS/AGENCIES—15.9%
		Sovereign—15.9%
1,040,000	[3]	Brazil LTN, 11.42%, 7/1/2008, BRL	576,904
490,000		Brazil NTN-B, Note, Series NTNB, 6.00%, 5/15/2015, BRL	442,528
500,000		Brazil, Government of, 6.00%, 1/17/2017	511,375
200,000		Brazil, Government of, Bond, 8.25%, 1/20/2034	241,250
237,000		Brazil, Government of, Note, 8.00%, 1/15/2018	266,269
400,000		Colombia, Government of, Note, 7.375%, 1/27/2017	442,320
250,000		Ecuador, Government, Series REGS, 10.00%, 8/15/2030	241,875
3,100,000		Mexico Fixed Rate Bond, Series MI10, 9.00%, 12/20/2012, MXN	309,949
800,000		Mexico, Government of, Note, 4.625%, 10/8/2008	805,900
400,000		Mexico, Government of, Note, 9.875%, 2/1/2010	446,200
86,000		Peru, Government of, 6.550%, 3/14/2037	89,225
300,000		Philippines, Government, 9.875%, 1/15/2019	384,000
270,000		Philippines, Government of, 9.00%, 2/15/2013	314,212
663,300	[1,2]	Russia, Government of, 5.000%, 3/31/2030	764,884
100,000		Turkey, Government of, 6.750%, 4/3/2018	99,500
350,000		Turkey, Government of, 7.00%, 9/26/2016	360,500
350,000		Turkey, Government of, Note, 7.375%, 2/5/2025	349,125
230,000		Turkey, Government of, Series CPI, 10.000%, 2/15/2012, TRL	185,734
65,000		Uruguay, Government of, 7.625%, 3/21/2036	66,219
100,000		Uruguay, Government of, Note, 8.000%, 11/18/2022	107,625
200,000		Venezuela, Government of, 9.375%, 1/13/2034	186,500
230,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	186,162
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,059,553)	7,378,256
		MORTGAGE-BACKED SECURITIES--14.3%
		Federal Home Loan Mortgage Corporation--14.3%
336,319		Federal Home Loan Mortgage Corp. Pool A14164, 5.000%, 30 Year, 10/1/2033	334,822
815,693		Federal Home Loan Mortgage Corp. Pool A48294, 5.000%, 30 Year, 2/1/2036	809,260
1,476,301		Federal Home Loan Mortgage Corp. Pool A56495, 5.500%, 30 Year, 1/1/2037	1,492,046
281,024		Federal Home Loan Mortgage Corp. Pool A57023, 5.500%, 30 Year, 2/1/2037	284,022
289,168		Federal Home Loan Mortgage Corp. Pool A65290, 6.500%, 30 Year, 9/1/2037	300,396
497,208		Federal Home Loan Mortgage Corp. Pool A72247, 5.500%, 30 Year, 2/1/2038	502,511
1,284,158		Federal Home Loan Mortgage Corp. Pool G02479, 6.000%, 30 Year, 12/1/2036	1,318,447
183,089		Federal Home Loan Mortgage Corp. Pool G18078, 5.000%, 15 Year, 10/1/2020	185,383
460,843		Federal Home Loan Mortgage Corp. Pool J03848, 4.500%, 15 Year, 11/1/2021	458,325
537,043		Federal Home Loan Mortgage Corp. Pool J05248, 5.500%, 15 Year, 7/1/2022	548,861
413,798		Federal Home Loan Mortgage Corp. Pool J05376, 6.000%, 15 Year, 8/1/2022	426,563
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,469,269)	6,660,636
		PREFERRED STOCKS--5.7%
		Consumer Discretionary--0.4%
7,900	[1,2]	Lehman Brothers, KB Home, PERCS	185,966
		Energy--0.4%
3,200	[1,2]	Morgan Stanley, Sunoco, Inc., PERCS	172,272
		Financials--3.2%
4,000		Credit Suisse First Boston, Fifth Third Bancorp, PERCS	82,240
9,400		Credit Suisse First Boston, Federal Home Loan Mortgage Corp., PERCS	218,221
1,020		Credit Suisse First Boston, Goldman Sachs Group, Inc., PERCS	171,054
4,300	[1,2]	Goldman Sachs, Trigger Mandatory Exchangeable Notes, Lehman Brothers Holdings, Inc.	162,450
3,000	[1,2]	Goldman Sachs, Trigger Mandatory Exchangeable Notes, Suntrust Banks, Inc.	165,891
5,200	[1,2]	Lehman Brothers, Comerica, Inc., PERCS	174,408
8,600	[1,2]	Lehman Brothers, Marshall & Ilsley Corp., PERCS	184,556
3,870	[1,2]	Lehman Brothers, Morgan Stanley, PERCS	174,692
4,000	[1,2]	Morgan Stanley, Merrill Lynch & Co., Inc., PERCS	164,940
		TOTAL	1,498,452
		Information Technology--0.8%
9,700	[1,2]	Goldman Sachs, Trigger Mandatory Exchangeable Notes, Intel Corp.	200,382
11,100	[1,2]	Goldman Sachs, Trigger Mandatory Exchangeable Notes, Applied Materials, Inc.	203,530
		TOTAL	403,912
		Materials--0.9%
2,200		Credit Suisse First Boston, Freeport-McMoRan Copper & Gold, Inc., PERCS	203,335
6,100	[1,2]	Morgan Stanley, Alcoa, Inc., PERCS	207,156
		TOTAL	410,491
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,845,107)	2,671,093
		MUTUAL FUND—19.9%
1,397,819	[4]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $10,063,480)	9,225,607
		REPURCHASE AGREEMENT--7.0%
$3,230,000		Interest in $500,000,000 joint repurchase agreement 2.75%, dated 3/31/2008 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $500,038,194 on 4/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2038 and the market value of those underlying securities was $510,038,959. (AT COST)	3,230,000
		TOTAL INVESTMENTS – 99.4% (IDENTIFIED COST $46,148,846)[5]	46,197,701
		OTHER ASSETS AND LIABILITIES – NET – 0.6%[6]	267,908
		TOTAL NET ASSETS – 100%	$46,465,609

At March 31, 2008, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
4/8/2008	37,719,360 Hungarian Forint	$226,103	$228,203	$(2,100)
4/24/2008	240,100 Turkish Lira	$190,404	$178,345	$12,059
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$9,959

At March 31, 2008, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Merrill Lynch	Government of Turkey	Buy	2.35%	2/20/2013	$150,000	$4,242
Goldman Sachs	Government of Turkey	Buy	2.38%	2/20/2013	$150,000	$4,050
J.P. Morgan Chase Bank	Government of Turkey	Buy	2.98%	4/20/2013	$150,000	$519
UNREALIZED APPRECIATION ON SWAP CONTRACTS						$8,811

Net Unrealized Appreciation on Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities – Net.”

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2008, these restricted securities amounted to $4,703,618, which represented 10.1% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2008, these liquid restricted securities amounted to $4,703,618, which represented 10.1% of total net assets.

3	Zero coupon bond, reflects effective rate at time of purchase.
4	Affiliated company.
5
At March 31, 2008, the cost of investments for federal tax purposes was $46,199,488. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in outstanding foreign exchange contracts and swap contracts was $1,787. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,942,155 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,943,942.

6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$23,560,392	$9,959
Level 2 – Other Significant Observable Inputs	22,637,309	8,811
Level 3 – Significant Unobservable Inputs	0	0
Total	$46,197,701	$18,770

* Other financial instruments include foreign exchange contracts and swap contracts.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Equity Income Fund II

Portfolio of Investments

March 31, 2008 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS --80.8%
		Consumer Discretionary--4.6%
10,500		American Eagle Outfitters, Inc.	$183,855
5,400		American Greetings Corp., Class A	100,170
1,900		Autoliv, Inc.	95,380
6,280		Home Depot, Inc.	175,652
30,750		Leggett and Platt, Inc.	468,937
4,300		Macy's, Inc.	99,158
5,590		Mattel, Inc.	111,241
24,200		Regal Entertainment Group, Class A	466,818
		TOTAL	1,701,211
		Consumer Staples--11.6%
4,730		Anheuser-Busch Cos., Inc.	224,438
11,700		Coca-Cola Co.	712,179
2,110		Colgate-Palmolive Co.	164,390
7,870		Kimberly-Clark Corp.	508,008
5,999		Kraft Foods, Inc., Class A	186,029
5,900		Nu Skin Enterprises, Inc., Class A	106,318
5,440		PepsiCo, Inc.	392,768
13,170		Procter & Gamble Co.	922,822
5,800		SUPERVALU, Inc.	173,884
3,530		Sysco Corp.	102,441
14,050		Wal-Mart Stores, Inc.	740,154
		TOTAL	4,233,431
		Energy--13.3%
13,310		BP PLC, ADR	807,251
11,730		Chevron Corp.	1,001,273
6,230		ConocoPhillips	474,788
4,790		ENI SpA, ADR	326,247
6,600		Exxon Mobil Corp.	558,228
3,970		Patterson-UTI Energy, Inc.	103,935
10,820		Royal Dutch Shell PLC, Class A, ADR	746,364
3,700		Santos Ltd., ADR	195,582
8,740		Total SA, Class B, ADR	646,847
		TOTAL	4,860,515
		Financials--11.8%
7,083		Ace Ltd.	389,990
2,910		Aflac, Inc.	189,004
30,600		Annaly Capital Management, Inc.	468,792
6,800		Aspen Insurance Holdings Ltd.	179,384
19,112		Bank of America Corp.	724,536
3,900		Gallagher (Arthur J.) & Co.	92,118
6,120		Hartford Financial Services Group, Inc.	463,712
12,410		J.P. Morgan Chase & Co.	533,009
61,000		MFA Mortgage Investments, Inc.	384,300
1,200		PartnerRe Ltd.	91,560
9,940		Protective Life Corp.	403,166
6,200		The Travelers Cos., Inc.	296,670
3,470		Wachovia Corp.	93,690
		TOTAL	4,309,931
		Health Care--9.3%
17,310		Biovail Corp.	184,352
8,400		Bristol-Myers Squibb Co.	178,920
7,670		Eli Lilly & Co.	395,695
12,220		Johnson & Johnson	792,711
2,200		Merck & Co., Inc.	83,490
55,780		Pfizer, Inc.	1,167,475
14,480		Wyeth	604,685
		TOTAL	3,407,328
		Industrials--10.9%
7,850		3M Co.	621,328
1,600		Caterpillar, Inc.	125,264
6,810		Dover Corp.	284,522
2,320		Eaton Corp.	184,834
5,930		Illinois Tool Works, Inc.	286,004
960		Lockheed Martin Corp.	95,328
15,830		Northrop Grumman Corp.	1,231,732
6,310		United Parcel Service, Inc.	460,756
6,800		United Technologies Corp.	467,976
6,500		Waste Management, Inc.	218,140
		TOTAL	3,975,884
		Information Technology--5.3%
3,400		Analog Devices, Inc.	100,368
9,970		Automatic Data Processing, Inc.	422,628
2,400		IBM Corp.	276,336
5,700		Maxim Integrated Products, Inc.	116,223
6,750		Microchip Technology, Inc.	220,928
12,220		Seagate Technology Holdings	255,887
33,830		Taiwan Semiconductor Manufacturing Co., ADR	347,434
4,600		Telefonaktiebolaget LM Ericsson, Class B, ADR	90,390
4,800		Xilinx, Inc.	114,000
		TOTAL	1,944,194
		Materials--1.9%
2,690		Dow Chemical Co.	99,127
3,400		International Paper Co.	92,480
3,060		PPG Industries, Inc.	185,161
5,150		Packaging Corp. of America	115,000
3,630		Rohm & Haas Co.	196,310
		TOTAL	688,078
		Telecommunication Services--7.2%
27,997		AT&T, Inc.	1,072,285
18,600		Citizens Communications Co., Class B	195,114
34,420	[1]	NTT DoCoMo, Inc., ADR	524,905
11,990		Verizon Communications	437,036
35,456		Windstream Corp.	423,699
		TOTAL	2,653,039
		Utilities--4.9%
5,810		AGL Resources, Inc.	199,399
5,220		Aqua America, Inc.	98,032
10,560		Integrys Energy Group, Inc.	492,518
36,610		NiSource, Inc.	631,156
4,470		Progress Energy, Inc.	186,399
5,170		SCANA Corp.	189,119
		TOTAL	1,796,623
		TOTAL COMMON STOCKS (IDENTIFIED COST $28,358,482)	29,570,234
		PREFERRED STOCKS--15.0%
		Consumer Discretionary--1.0%
16,300	[2,3]	Lehman Brothers, Inc., KB Home, PERCS	383,702
		Energy--1.0%
6,600	[2,3]	Morgan Stanley, Sunoco, Inc., PERCS	355,311
		Financials--8.3%
19,100		Credit Suisse First Boston, NY, Federal Home Loan Mortgage Corp., PERCS	443,407
2,100		Credit Suisse First Boston, NY, Goldman Sachs Group, Inc., PERCS	352,170
8,100		Credit Suisse First Boston, NY, Fifth Third Bancorp, PERCS	166,536
8,500	[2,3]	Goldman Sachs Group, Inc., Lehman Brothers Holdings, Inc., PERCS	321,122
6,100	[2,3]	Goldman Sachs Group, Inc., Suntrust Banks, Inc., PERCS	337,312
18,000	[2,3]	Lehman Brothers, Inc., Marshall & Ilsley Corp., PERCS	386,280
7,690	[2,3]	Lehman Brothers, Inc., Morgan Stanley, PERCS	347,127
10,800	[2,3]	Lehman Brothers, Inc., Comerica, Inc., PERCS	362,232
8,000	[2,3]	Morgan Stanley, Merrill Lynch & Co., Inc., PERCS	329,880
		TOTAL	3,046,066
		Information Technology--2.4%
20,400	[2,3]	Goldman Sachs Group, Inc., Intel Corp., PERCS	421,423
24,100	[2,3]	Goldman Sachs Group, Inc., Applied Materials Inc., PERCS	441,898
		TOTAL	863,321
		Materials--2.3%
4,600		Credit Suisse First Boston, NY, Freeport-McMoRan Copper & Gold, Inc., PERCS	425,155
12,600	[2,3]	Morgan Stanley, Alcoa, Inc., PERCS	427,896
		TOTAL	853,051
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $5,852,204)	5,501,451
		REPURCHASE AGREEMENTS--7.7%
$2,435,000		Interest in $500,000,000 joint repurchase agreement 2.75%, dated 3/31/2008 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $500,038,194 on 4/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2038 and the market value of those underlying securities was $510,038,959.	2,435,000
386,000		Interest in $5,000,000,000 joint repurchase agreement 2.75%, dated 3/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $5,000,381,944 on 4/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2048 and the market value of those underlying securities was $5,100,061,554 (purchased with proceeds from securities lending collateral).	386,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	2,821,000
		TOTAL INVESTMENTS—103.5% (IDENTIFIED COST $37,031,686)[4]	37,892,685
		OTHER ASSETS AND LIABILITIES – NET – (3.5)%[5]	(1,269,833)
		TOTAL NET ASSETS –100%	$36,622,852

1	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. As of March 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$367,525	$386,000
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2008, these restricted securities amounted to $4,114,183, which represented 11.2% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At March 31, 2008, these liquid restricted securities amounted to $4,114,183, which represented 11.2% of total net assets.

4
At March 31, 2008, the cost of investments for federal tax purposes was $37,031,686. The net unrealized appreciation of investments for federal tax purposes was $860,999. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,798,781 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,937,782.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$29,570,234
Level 2 – Other Significant Observable Inputs	8,322,451
Level 3 – Significant Unobservable Inputs	0
Total	$37,892,685

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PERCS	--Preferred Equity Redemption Cumulative Stock

Federated Fund For U.S. Government Securities II

Portfolio of Investments

March 31, 2008 (unaudited)

Principal Amount	Value

		U.S. TREASURY OBLIGATIONS--9.2%
$1,000,000		United States Treasury Bonds, 6.000%, 2/15/2026	$1,210,313
1,700,000		United States Treasury Bonds, 6.125%, 11/15/2027	2,107,897
1,000,000		United States Treasury Bonds, 6.250%, 8/15/2023	1,231,019
3,170,000		United States Treasury Bonds, 7.500%, 11/15/2016 - 11/15/2024	4,171,007
3,050,000		United States Treasury Bonds, 7.625%, 2/15/2025	4,289,547
1,100,000		United States Treasury Bonds, 8.000%, 11/15/2021	1,547,945
2,000,000		United States Treasury Notes, 3.500%, 11/15/2009	2,062,757
3,100,000	[1]	United States Treasury Notes, 3.875%, 5/15/2010	3,251,217
2,500,000		United States Treasury Notes, 4.250%, 8/15/2015	2,723,534
1,800,000		United States Treasury Notes, 4.500%, 5/15/2017	1,956,437
6,700,000		United States Treasury Notes, 4.750%, 1/31/2012	7,347,384
5,860,000		United States Treasury Notes, 5.125%, 5/15/2016	6,675,560
		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $34,626,725)	38,574,617
		GOVERNMENT AGENCIES--14.8%
4,000,000		Federal Farm Credit System, 4.180%, 9/22/2010	4,160,310
7,000,000		Federal Farm Credit System, 5.150%, 12/6/2010	7,464,698
4,000,000		Federal Farm Credit System, 5.375%, 7/18/2011	4,324,676
7,300,000		Federal Farm Credit System, 5.750%, 1/18/2011 - 12/7/2028	7,927,904
1,245,000		Federal Farm Credit System, 6.000%, 6/11/2008	1,254,659
3,000,000		Federal Home Loan Bank System, 4.250%, 9/12/2008	3,028,018
3,100,000	[1]	Federal Home Loan Bank System, 5.250%, 8/5/2009	3,223,169
750,000		Federal Home Loan Bank System, 6.185%, 5/6/2008	753,066
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,413,878
6,000,000	[1]	Federal Home Loan Mortgage Corp., 4.750%, 3/5/2012	6,375,179
1,500,000		Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035	1,521,117
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	89,346
1,500,000		Federal National Mortgage Association, 6.000%, 5/15/2008	1,506,957
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	1,905,149
4,000,000		Tennessee Valley Authority, 5.375%, 11/13/2008	4,076,014
1,000,000		Tennessee Valley Authority, 5.625%, 1/18/2011	1,083,635
10,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	12,015,377
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $58,930,566)	62,123,152
		MORTGAGE-BACKED SECURITIES--54.3%
		Federal Home Loan Mortgage Corp.— 28.7%
10,726,317		Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 10/1/2020	10,722,098
31,192,649		Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 - 6/1/2036	31,195,914
39,054,283	[2]	Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 4/1/2038	39,523,677
23,265,963	[2]	Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 4/1/2038	23,892,233
11,629,422		Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 - 5/1/2038	12,067,525
2,153,533		Federal Home Loan Mortgage Corp., 7.000%, 9/1/2015 - 4/1/2032	2,278,763
165,929		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031	180,077
25,784		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	28,153
15,930		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	18,047
		TOTAL	119,906,487
		Federal National Mortgage Association— 19.7%
2,662,620		Federal National Mortgage Association, 4.500%, 12/1/2019	2,667,417
7,613,390		Federal National Mortgage Association, 5.000%, 7/1/2034 - 11/1/2035	7,575,163
30,695,563		Federal National Mortgage Association, 5.500%, 11/1/2021 - 4/1/2036	31,081,228
37,413,700	[2]	Federal National Mortgage Association, 6.000%, 5/1/2014 - 4/1/2038	38,357,424
1,435,232		Federal National Mortgage Association, 6.500%, 6/1/2029 - 11/1/2035	1,497,093
1,037,240		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	1,100,414
135,444		Federal National Mortgage Association, 7.500%, 5/1/2015 - 8/1/2031	144,930
31,554		Federal National Mortgage Association, 8.000%, 7/1/2030	34,731
		TOTAL	82,458,400
		Government National Mortgage Association— 5.9%
3,534,463		Government National Mortgage Association, 5.000%, 7/15/2034	3,545,108
3,461,149		Government National Mortgage Association, 5.500%, 5/20/2035	3,530,507
14,857,552		Government National Mortgage Association, 6.000%, 4/15/2032 - 7/15/2037	15,362,823
1,868,854		Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	1,979,231
95,965		Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	101,712
126,405		Government National Mortgage Association, 8.000%, 12/15/2029 - 4/15/2030	139,507
54,939		Government National Mortgage Association, 9.500%, 11/15/2016	61,946
		TOTAL	24,720,834
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $218,405,953)	227,085,721
		COLLATERALIZED MORTGAGE OBLIGATIONS--20.1%
3,853,864		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	3,827,605
3,082,485		CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020	3,011,296
3,897,955		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	3,533,439
3,908,707		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037	3,914,309
2,539,215		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	2,526,057
2,787,469		Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033	2,935,944
7,023,494		Federal Home Loan Mortgage Corp. REMIC 3144 FB, 3.168%, 4/15/2036	6,837,251
4,773,072		Federal Home Loan Mortgage Corp. REMIC 3175 FE, 3.128%, 6/15/2036	4,651,268
5,096,261		Federal Home Loan Mortgage Corp. REMIC 3179 FP, 3.198%, 7/15/2036	5,000,810
1,636,265		Federal Home Loan Mortgage Corp. REMIC 3206 FE, 3.218%, 8/15/2036	1,601,729
4,955,250		Federal Home Loan Mortgage Corp. REMIC 3260 PF, 3.118%, 1/15/2037	4,771,120
1,008,423		Federal National Mortgage Association REMIC 2005-63 FC, 2.849%, 10/25/2031	978,896
1,511,068		Federal National Mortgage Association REMIC 2006-43 FL, 2.999%, 6/25/2036	1,472,398
4,594,970		Federal National Mortgage Association REMIC 2006-58 FP, 2.899%, 7/25/2036	4,493,249
5,807,362		Federal National Mortgage Association REMIC 2006-81 FB, 2.949%, 9/25/2036	5,684,454
5,943,411		Federal National Mortgage Association REMIC 2006-85 PF, 2.979%, 9/25/2036	5,830,476
1,877,977		Federal National Mortgage Association REMIC 2006-93 FM, 2.979%, 10/25/2036	1,855,405
350,442		Federal National Mortgage Association REMIC 361 1, PO STRIP, 0.000%, 10/1/2035	289,596
1,690,647		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,490,991
2,209,253		First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021	2,147,640
3,341,010		First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.528%, 11/25/2034	3,205,620
2,073,896		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 2.759%, 5/19/2047	1,481,906
3,836,793		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	3,849,992
3,778,114		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	3,791,110
3,511,403		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,438,436
1,909,301		Washington Mutual 2006-AR1, Class 2A1B, 5.396%, 1/25/2046	1,273,297
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $86,667,947)	83,894,294
		ADJUSTABLE RATE MORTGAGES--5.6%
8,022,170		Federal Home Loan Mortgage Corp. ARM, 5.625%, 9/1/2036	8,166,784
2,924,087		Federal National Mortgage Association ARM, 5.262%, 1/1/2037	2,979,247
6,998,507		Federal National Mortgage Association ARM, 5.603%, 2/1/2037	7,180,256
5,021,355		Federal National Mortgage Association ARM, 5.412%, 5/1/2037	5,135,018
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $23,079,534)	23,461,305
		COMMERCIAL MORTGAGE-BACKED SECURITIES--2.9%
3,000,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	2,916,192
3,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	2,992,369
3,560,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	3,516,993
3,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	2,906,358
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $12,624,019)	12,331,912
		REPURCHASE AGREEMENTS—8.3%
18,707,000		Interest in $500,000,000 joint repurchase agreement 2.75%, dated 3/31/2008 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $500,038,194 on 4/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2038 and the market value of those underlying securities was $510,038,959.	18,707,000
13,185,000		Interest in $5,000,000,000 joint repurchase agreement 2.75%, dated 3/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $5,000,381,944 on 4/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2048 and the market value of those underlying securities was $5,100,061,554 (purchased with proceeds from securities lending collateral).	13,185,000
2,711,000	[3]	Interest in $44,393,000 joint repurchase agreement 2.67%, dated 3/4/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $44,501,652 on 4/14/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/15/2036 and the market value of those underlying securities was $45,791,319 (segregated pending settlement of dollar-roll transactions).	2,711,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	34,603,000
		TOTAL INVESTMENTS---115.2% (IDENTIFIED COST $468,937,744)[4]	482,074,001
		OTHER ASSETS AND LIABILITIES---NET---(15.2)%[5]	(63,756,465)
		TOTAL NET ASSETS---100%	$418,317,536

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of March 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$12,744,687	$13,185,000
2	All or a portion of these securities are subject to dollar-roll transactions.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.
4
At March 31, 2008, the cost of investments for federal tax purposes was $468,937,744. The net unrealized appreciation of investments for federal tax purposes was $13,136,257. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,400,503 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,264,246.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

     The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	482,074,001
Level 3 – Significant Unobservable Inputs	0
Total	$482,074,001

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
PO	--Principal Only
REMIC	--Real Estate Mortgage Investment Conduit
Federated High Income Bond Fund II

Portfolio of Investments

March 31, 2008 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS--95.8%
		Aerospace / Defense--3.1%
$1,125,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$1,099,687
1,025,000		DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	1,007,062
850,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Note, 8.875%, 4/1/2015	873,375
400,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	400,000
2,550,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	2,499,000
1,050,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	1,055,250
700,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	574,000
650,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	487,500
		TOTAL	7,995,874
		Automotive--3.7%
675,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	514,687
1,400,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	931,000
1,675,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 7.127%, 1/13/2012	1,240,075
1,450,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	1,192,908
450,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	401,920
1,275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	1,000,087
3,150,000		General Motors Corp., Deb., 7.40%, 9/1/2025	2,126,250
1,025,000		General Motors Corp., Note, 8.375%, 7/15/2033	727,750
425,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	419,687
1,150,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	1,059,437
		TOTAL	9,613,801
		Building Materials--0.6%
600,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	528,000
375,000		Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	183,750
500,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	372,500
775,000		Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	604,500
		TOTAL	1,688,750
		Chemicals--4.0%
1,025,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	917,375
675,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	708,750
1,450,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	1,562,375
800,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	822,000
779,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	821,845
675,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	729,000
664,000		Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	600,920
1,400,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,445,500
975,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	716,625
1,175,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	1,164,719
650,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	646,301
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	225,419
		TOTAL	10,360,829
		Construction Machinery--0.4%
1,400,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	1,176,000
		Consumer Products--4.3%
1,275,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	1,039,125
534,862		AAC Group Holding Corp., Sr. PIK Deb., Series WI, 12.75%, 10/1/2012	422,541
675,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	605,812
1,100,000		American Greetings Corp., Sr. Note, 7.375%, 6/1/2016	1,097,250
1,350,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	1,188,000
1,500,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	1,410,000
2,050,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	2,003,875
950,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	798,000
1,150,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	695,750
1,925,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	1,809,500
		TOTAL	11,069,853
		Energy--4.4%
1,175,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,125,062
1,175,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	1,145,625
1,375,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,423,125
125,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	127,500
350,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	357,000
650,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	627,250
850,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	869,125
1,200,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	1,131,000
275,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	252,312
600,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	538,500
1,125,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	1,071,928
450,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	434,250
900,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	902,250
350,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	357,000
650,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	669,500
250,000	[1,2]	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	260,000
		TOTAL	11,291,427
		Entertainment--1.4%
1,700,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	1,538,500
775,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 9.894%, 4/1/2012	691,687
1,300,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	1,339,000
		TOTAL	3,569,187
		Environmental--0.6%
875,000		Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016	877,187
600,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	624,000
		TOTAL	1,501,187
		Financial Institutions--2.1%
3,075,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	2,357,243
1,375,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	987,551
1,500,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	1,293,750
925,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	825,562
		TOTAL	5,464,106
		Food & Beverage--6.1%
2,150,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	1,945,750
775,000		Aramark Corp., Floating Rate Note - Sr. Note, 6.739%, 2/1/2015	687,812
950,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	957,125
1,225,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	1,191,313
275,000		Constellation Brands, Inc., 8.375%, 12/15/2014	284,625
850,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	828,750
325,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	317,687
1,450,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	1,276,000
650,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	625,625
1,050,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	619,500
1,625,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	1,592,500
1,000,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	555,000
1,000,000		Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	885,000
900,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015	801,000
800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017	684,000
1,775,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	1,455,500
800,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	796,000
325,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	318,500
		TOTAL	15,821,687
		Gaming--5.4%
1,100,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%, 6/15/2015	781,000
850,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	839,375
675,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	645,469
1,050,000		Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	196,875
1,100,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., 11.00%, 11/1/2012	962,500
200,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., 15.50%, 11/1/2013	191,000
1,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	849,375
1,275,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	1,096,500
700,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	633,500
625,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	629,687
1,050,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	1,018,500
375,000		MTR Gaming Group, Inc., Sr. Sub. Note, Series B, 9.00%, 6/1/2012	328,125
1,100,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	1,138,500
850,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	775,625
975,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	914,062
1,050,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	934,500
300,000		Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016	243,000
525,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	511,875
1,375,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	1,330,312
		TOTAL	14,019,780
		Health Care--8.1%
650,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	693,875
1,025,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	825,125
500,000	[1,2]	Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015	510,000
675,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	648,000
175,000	[1,2]	Biomet, Inc., Sr. Note, 10.375%, 10/15/2017	182,437
1,150,000	[1,2]	Biomet, Inc., Sr. Sub. Note, 11.625%, 10/15/2017	1,155,750
1,175,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	1,110,375
1,175,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	913,562
2,750,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	2,860,000
2,050,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	2,132,000
1,375,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	1,416,250
1,000,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	875,000
1,050,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	976,500
250,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 8.288%, 6/1/2015	223,750
200,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	201,000
1,225,000		VWR Funding, Inc., Unsecd. Note, Series WI, 10.25%, 7/15/2015	1,145,375
250,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	192,500
1,075,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	1,040,062
600,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	582,000
1,525,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	1,509,750
225,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	221,063
375,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	374,063
1,438,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	1,171,970
		TOTAL	20,960,407
		Industrial - Other--7.3%
1,400,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	1,281,000
675,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	648,000
1,375,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	1,246,094
1,100,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	1,094,500
525,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	509,250
725,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	663,375
325,000	[1,2]	ESCO Corp., Floating Rate Note - Sr. Note, 6.675%, 12/15/2013	281,125
600,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	585,000
1,725,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	1,380,000
750,000		General Cable Corp., Floating Rate Note - Sr. Note, 7.104%, 4/1/2015	650,625
400,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	384,000
850,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	867,000
975,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	936,000
1,875,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	1,762,500
325,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	281,938
650,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	671,125
575,000	[1,2]	SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	592,969
1,359,422		Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012	1,447,784
700,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	668,500
925,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	846,375
625,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 0/12.00%, 2/15/2015	421,875
950,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	919,125
800,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	792,000
		TOTAL	18,930,160
		Lodging--1.1%
600,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	574,500
1,300,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	1,280,500
800,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	752,414
275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	252,464
		TOTAL	2,859,878
		Media - Cable--1.3%
1,975,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	1,807,125
1,050,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	1,035,563
450,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	396,000
		TOTAL	3,238,688
		Media - Non-Cable--9.1%
1,320,743		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	1,208,480
425,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	394,719
450,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	421,875
1,300,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	1,324,375
850,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	775,625
1,575,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	1,027,688
2,625,000		Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016	2,674,219
2,175,000		Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015	1,859,625
300,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	265,500
725,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	641,625
725,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	692,375
1,200,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	1,242,000
812,000		PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014	822,150
975,000	[1,2]	Quebecor Media, Inc., Sr. Note, 7.75%, 3/15/2016	894,563
750,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	688,125
950,000		R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	584,250
1,100,000	[1,2]	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	693,000
1,000,000		R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	637,500
2,022,000		R.H. Donnelly Corp, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	1,764,195
486,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	517,590
1,600,000	[1,2]	Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017	1,076,000
1,625,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,409,688
875,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	533,750
1,800,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	1,359,000
		TOTAL	23,507,917
		Metals & Mining--1.1%
750,000		Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	551,250
625,000		Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	400,000
1,100,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	1,170,125
869,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	773,410
		TOTAL	2,894,785
		Packaging--2.1%
1,050,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	1,044,750
1,175,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	1,031,063
1,725,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	1,781,063
800,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	832,000
475,000		Owens-Brockway Glass Container, Inc., Sr. Note, 6.75%, 12/1/2014	475,000
175,000	[1,2]	Rock-Tenn Co., 9.25%, 3/15/2016	182,000
141,585	[1,3]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	6,570
		TOTAL	5,352,446
		Paper--1.3%
1,650,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,592,250
300,000	[1,2]	NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	306,000
1,375,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	1,385,313
		TOTAL	3,283,563
		Restaurants--0.5%
800,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	732,000
700,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 5.30%, 3/15/2014	558,250
		TOTAL	1,290,250
		Retailers--3.7%
600,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	535,500
300,000		AutoNation, Inc., Floating Rate Note - Sr. Note, 6.258%, 4/15/2013	247,500
1,250,000		Claire's Stores, Inc., Company Guarantee, 10.50%, 6/1/2017	556,250
1,700,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	1,704,250
1,322,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	1,169,970
1,325,000		General Nutrition Center, Company Guarantee, 7.1994%, 3/15/2014	1,113,000
1,475,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	1,338,563
1,175,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	1,057,500
1,575,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,260,000
675,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	587,250
		TOTAL	9,569,783
		Services--1.1%
1,000,000	[1,2]	Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	857,500
1,550,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,317,500
775,000		West Corp., Sr. Note, 9.50%, 10/15/2014	697,500
		TOTAL	2,872,500
		Technology--5.3%
1,375,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	1,161,875
1,250,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	1,171,875
425,000		Deluxe Corp., 5.125%, 10/1/2014	349,031
600,000		Deluxe Corp., Sr. Unsecd. Note, 7.375%, 6/1/2015	562,500
1,500,000	[1,2]	First Data Corp., Company Guarantee, 9.875%, 9/24/2015	1,235,625
1,175,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	925,313
1,300,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	1,014,000
1,200,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	1,111,500
1,200,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	1,197,000
975,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	933,563
569,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 10.229%, 4/1/2012	560,465
1,573,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	1,596,595
1,275,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,287,750
725,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	723,188
		TOTAL	13,830,280
		Tobacco--0.5%
1,275,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	1,354,178
		Transportation--1.7%
700,000	[3,4]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
1,100,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	1,069,750
900,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	857,250
1,475,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	1,388,344
200,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	191,000
800,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	793,000
800,000	[3,4]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	4,299,344
		Utility - Electric--5.2%
250,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	249,745
2,025,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	1,903,500
1,800,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	1,863,000
650,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	650,000
300,000	[1,2]	Energy Future Holdings Corp., Company Guarantee, 10.875%, 11/1/2017	304,500
358,817	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	355,858
1,275,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	1,338,750
300,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	297,000
1,075,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	1,048,125
1,725,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	1,694,813
725,000		Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018	743,362
675,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	654,527
225,000	[1,2]	TECO Finance, Inc., Unsub., 6.75%, 5/1/2015	233,438
1,325,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Company Guarantee, 10.25%, 11/1/2015	1,326,656
700,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Note, 10.25%, 11/1/2015	700,875
		TOTAL	13,364,149
		Utility - Natural Gas--5.2%
1,850,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	1,822,250
1,225,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	1,264,152
1,400,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,277,500
1,350,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	1,323,000
200,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	199,192
950,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	1,006,276
974,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	998,350
1,000,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	965,000
1,925,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	2,196,311
1,750,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	1,876,875
500,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	544,375
		TOTAL	13,473,281
		Wireless Communications--2.7%
975,000	[1,2]	Alltel Corp., Sr. Unsecd. Note, 10.375%, 12/1/2017	843,375
550,000		Centennial Cellular Corp., Floating Rate Note - Sr. Note, 10.479%, 1/1/2013	481,250
400,000		Centennial Cellular Corp., Sr. Unsecd. Note, 8.125%, 2/1/2014	380,000
400,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	374,000
726,498	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	601,177
800,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	798,000
1,350,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	1,248,750
800,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	619,139
900,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	936,000
900,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	834,634
		TOTAL	7,116,325
		Wireline Communications--2.4%
700,000		Citizens Communications Co., 9.00%, 8/15/2031	616,000
950,000	[1,2]	FairPoint Communications, Inc., Sr. Note, 13.125%, 4/1/2018	916,750
3,075,000		Qwest Corp., Note, 8.875%, 3/15/2012	3,151,875
825,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	836,438
700,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	691,250
		TOTAL	6,212,313
		TOTAL CORPORATE BONDS (IDENTIFIED COST $270,846,552)	247,982,728
		PREFERRED STOCK--0.0%
		Media - Non-Cable--0.0%
42	[3]	Ziff Davis Media, Inc., PIK Pfd., Series E-1 (IDENTIFIED COST $0)	0
		COMMON STOCKS & WARRANTS--0.1%
		Consumer Products--0.0%
580	[1,3]	Sleepmaster LLC	6
		Industrial - Other--0.0%
31,386	[1,3]	Neenah Enterprises, Inc., Warrants	36,408
		Media - Cable--0.1%
7,305		Virgin Media, Inc.	102,781
		Media - Non-Cable--0.0%
850	[3]	XM Satellite Radio, Inc., Warrants	858
7,700	[3]	Ziff Davis Media, Inc., Warrants	0
		TOTAL	858
		Metals & Mining--0.0%
23,013	[1,3]	Royal Oak Mines, Inc.	357
		Other--0.0%
71	[1,3]	CVC Claims Litigation LLC	0
		Packaging--0.0%
3	[1,3]	Pliant Corp.	0
15,500	[1,3]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $1,234,394)	140,410
		REPURCHASE AGREEMENT--1.8%
$4,769,000		Interest in $500,000,000 joint repurchase agreement 2.75%, dated 3/31/2008 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $500,038,194 on 4/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2038 and the market value of those underlying securities was $510,038,959. (AT COST)	4,769,000
		TOTAL INVESTMENTS --- 97.7% (IDENTIFIED COST $276,849,946)[5]	252,892,138
		OTHER ASSETS AND LIABILITIES --- NET --- 2.3%[6]	6,082,619
		TOTAL NET ASSETS --- 100%	$258,974,757

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2008, these restricted securities amounted to $40,717,748, which represented 15.7% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2008, these liquid restricted securities amounted to $40,674,407, which represented 15.7% of total net assets.

	Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at March 31, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	CVC Claims Litigation LLC	3/26/1997-6/18/1997	$590,616
	Neenah Enterprises, Inc., Warrants	9/24/2003	$0
	Pliant Corp.	7/18/2006	$0
	Royal Oak Mines, Inc.	2/24/1999	$2,557
	Russell Stanley Holdings, Inc.	2/5/1999-12/28/2001	$1,250
	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999-5/15/2005	$685,640
	Sleepmaster LLC	12/23/2004	$0

3	Non-income producing security.
4	Principal amount and interest were not paid upon final maturity.
5
At March 31, 2008, the cost of investments for federal tax purposes was $277,293,717. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $24,401,579. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,480,871 and net unrealized depreciation from investments for those securities having an excess of cost over value of $26,882,450.

6	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at March 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 103,640
Level 2 – Other Significant Observable Inputs	252,745,158
Level 3 – Significant Unobservable Inputs	43,340
Total	$ 252,892,138

The following table reconciles asset balances for the three month period ending March 31, 2008 in which significant unobservable inputs (Level 3) were used in determining fair value.

Investments in Securities
Balance as of January 1, 2008	$ 1,291,221
Amortized accrued premium	4,014
Realized loss	(250,411)
Change in unrealized appreciation	586,859
Net Sales	(1,588,343)
Balance as of March 31, 2008	$ 43,340

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

Federated International Equity Fund II

Portfolio of Investments

March 31, 2008 (unaudited)

Shares or Principal Amount	Value in U.S. Dollars

		COMMON STOCKS--97.6%
		AUSTRALIA--3.5%
		Banks--1.7%
51,200		St. George Bank Ltd.	$1,207,692
		Materials--1.8%
38,700		BHP Billiton Ltd.	1,271,503
		TOTAL AUSTRALIA	2,479,195
		BELGIUM--1.9%
		Food, Beverage & Tobacco--1.9%
14,900		InBev	1,313,675
		BRAZIL--4.8%
		Diversified Financials--1.4%
71,800	[1]	Bovespa Holding SA	967,727
		Energy--1.5%
12,300	[1]	Petroleo Brasileiro SA, ADR	1,041,687
		Materials--1.9%
45,800		Companhia Vale Do Rio Doce, ADR	1,335,070
		TOTAL BRAZIL	3,344,484
		CANADA—8.9%
		Consumer Durables & Apparel--2.2%
40,705	[1]	Gildan Activewear, Inc.	1,520,739
		Energy--3.6%
42,700		Nexen, Inc.	1,267,126
72,400		Talisman Energy, Inc.	1,284,431
		TOTAL	2,551,557
		Food & Staples Retailing--1.5%
20,300		Shoppers Drug Mart Corp.	1,027,212
		Technology Hardware & Equipment--1.6%
9,900	[1]	Research in Motion Ltd.	1,111,077
		TOTAL CANADA	6,210,585
		CAYMAN ISLANDS--1.1%
		Health Care Equipment & Services--1.1%
18,000		China Medical Technologies, Inc., ADR	739,620
		FINLAND--2.0%
		Technology Hardware & Equipment--2.0%
44,100		Nokia Oyj	1,402,976
		FRANCE--7.7%
		Capital Goods--1.7%
9,800		Nexans SA	1,158,191
		Food & Staples Retailing--1.6%
14,800		Carrefour SA	1,141,685
		Food, Beverage & Tobacco--2.0%
15,600		Groupe Danone	1,396,351
		Insurance--1.4%
27,800		AXA	1,006,080
		Utilities--1.0%
10,000		Veolia Environment	697,060
		TOTAL FRANCE	5,399,367
		GERMANY, FEDERAL REPUBLIC OF--4.2%
		Capital Goods--2.4%
26,600	[1]	SGL Carbon AG	1,681,667
		Utilities--1.8%
6,800		E.On AG	1,258,263
		TOTAL GERMANY, FEDERAL REPUBLIC OF	2,939,930
		GREECE--1.8%
		Banks--1.8%
41,500		EFG Eurobank	1,265,121
		HONG KONG--4.7%
		Diversified Financials--1.3%
51,000		Hong Kong Exchanges & Clearing Ltd.	883,932
		Retailing--1.9%
357,000		Li & Fung Ltd.	1,328,820
		Telecommunication Services--1.5%
14,100		China Mobile Ltd., ADR	1,057,641
		TOTAL HONG KONG	3,270,393
		INDIA--4.3%
		Capital Goods--1.3%
136,100		Suzlon Energy Ltd.	893,057
		Pharmaceuticals, Biotechnology & Life Sciences--1.7%
38,000		Sun Pharmaceutical Industries Ltd.	1,156,782
		Telecommunication Services--1.3%
45,400	[1]	Bharti Airtel Ltd.	928,775
		TOTAL INDIA	2,978,614
		IRELAND--2.6%
		Pharmaceuticals, Biotechnology & Life Sciences--2.6%
40,900	[1]	Elan Corp. PLC, ADR	853,174
15,200	[1]	ICON PLC, ADR	986,328
		TOTAL IRELAND	1,839,502
		ISRAEL--1.5%
		Pharmaceuticals, Biotechnology & Life Sciences--1.5%
22,300		Teva Pharmaceutical Industries Ltd., ADR	1,030,037
		ITALY--1.1%
		Banks--1.1%
117,000		Unicredito Italiano SpA	782,140
		JAPAN--13.8%
		Automobiles & Components--1.4%
34,000		Honda Motor Co. Ltd.	974,458
		Capital Goods--3.5%
13,500		Fanuc Ltd.	1,306,593
41,100		Komatsu Ltd.	1,165,566
		TOTAL	2,472,159
		Consumer Durables & Apparel--1.4%
55,000		Sharp Corp.	937,848
		Materials--1.4%
123,000		Taiyo Nippon Sanso Corp.	987,860
		Software & Services--1.6%
2,200		Nintendo Corp. Ltd.	1,139,680
		Technology Hardware & Equipment--4.5%
16,900		Ibiden Co. Ltd.	668,181
4,900		Keyence Corp.	1,142,402
21,200		Nidec Corp.	1,324,473
		TOTAL	3,135,056
		TOTAL JAPAN	9,647,061
		KOREA, REPUBLIC OF--2.1%
		Semiconductors & Semiconductor Equipment--2.1%
2,317		Samsung Electronics Co.	1,472,282
		MEXICO--2.1%
		Telecommunication Services--2.1%
23,300	[1]	America Movil S.A.B. de C.V., Class L, ADR	1,483,977
		NETHERLANDS--1.5%
		Pharmaceuticals, Biotechnology & Life Sciences--1.5%
51,800	[1]	Qiagen NV	1,071,967
		POLAND--1.7%
		Banks--1.7%
13,000		Bank Pekao SA	1,153,789
		SOUTH AFRICA--2.0%
		Telecommunication Services--2.0%
91,500		MTN Group Ltd.	1,388,512
		SPAIN--3.8%
		Banks--1.7%
59,600		Banco Santander Central Hispano S.A.	1,187,459
		Software & Services--2.1%
50,500		Indra Sistemas SA	1,454,217
		TOTAL SPAIN	2,641,676
		SWEDEN--3.3%
		Capital Goods--1.4%
57,200		Sandvik AB	995,791
		Retailing--1.9%
21,400		Hennes & Mauritz AB, Class B	1,316,573
		TOTAL SWEDEN	2,312,364
		SWITZERLAND--5.6%
		Food, Beverage & Tobacco--3.0%
4,200		Nestle SA	2,099,632
		Materials--2.6%
6,200		Syngenta AG	1,815,914
		TOTAL SWITZERLAND	3,915,546
		TAIWAN, PROVINCE OF CHINA--3.2%
		Semiconductors & Semiconductor Equipment--1.8%
122,000		Taiwan Semiconductor Manufacturing Co., ADR	1,252,940
		Technology Hardware & Equipment--1.4%
324,000		Delta Electronics, Inc.	960,445
		TOTAL TAIWAN, PROVINCE OF CHINA	2,213,385
		UNITED KINGDOM--8.4%
		Commercial Services & Supplies--1.9%
150,300		Serco Group PLC	1,353,318
		Food, Beverage & Tobacco--1.7%
59,100		Diageo PLC	1,191,501
		Household & Personal Products--1.6%
19,700		Reckitt Benckiser PLC	1,091,081
		Materials--1.8%
20,300		Anglo American PLC	1,219,603
		Pharmaceuticals, Biotechnology & Life Sciences--1.4%
52,200		Shire PLC	1,008,804
		TOTAL UNITED KINGDOM	5,864,307
		TOTAL COMMON STOCKS (IDENTIFIED COST $67,149,556)	68,160,505
		REPURCHASE AGREEMENT-3.7%
$2,576,000		Interest in $500,000,000 joint repurchase agreement 2.75%, dated 3/31/2008 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $500,038,194 on 4/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2038 and the market value of those underlying securities was $500,038,194. (AT COST)	2,576,000
		TOTAL INVESTMENTS---101.3% (IDENTIFIED COST $69,725,556)[2]	70,736,505
		OTHER ASSETS AND LIABILITIES----NET---(1.3)%[3]	(924,534)
		TOTAL NET ASSETS---100%	$69,811,971

1	Non-income producing security.
2
At March 31, 2008, the cost of investments for federal tax purposes was $69,725,556. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $1,010,949. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,739,912 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,728,963.

3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•
Fixed-income securities acquired with remaining maturities greater than sixty-days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of sixty-days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$20,259,889
Level 2 – Other Significant Observable Inputs	50,476,616
Level 3 – Significant Unobservable Inputs	0
Total	$70,736,505

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Kaufmann Fund II

Portfolio of Investments

March 31, 2008 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS—69.9%
		Consumer Discretionary--4.4%
15,000	[1]	ATA, Inc., ADR	$132,900
702		Advance Auto Parts, Inc.	23,903
5,400	[1,2,3]	B2W Companhia Global Do Varejo, GDR	363,150
40,500		Belle International Holdings	42,263
62,200		Bharat Forge Ltd.	420,493
13,643	[1]	Central European Media Enterprises Ltd., Class A	1,162,793
1,400	[1]	Cheesecake Factory, Inc.	30,506
75,200	[1]	China Dongxiang Group Co.	40,063
3,000	[1]	ChinaEdu Corp., ADR	19,890
33,900	[1]	Cia Hering	173,490
4,100	[1]	Clear Channel Outdoor Holdings, Inc., Class A	77,941
32,500	[1]	Clear Media Ltd.	27,214
12,000	[1]	Construtora Tenda SA	54,710
18,000	[1]	Dolan Media Co.	361,980
1,800	[1]	Focus Media Holding Ltd., ADR	63,270
239,900	[1]	Huabao International Holdings Ltd.	197,170
9,600	[1]	Iconix Brand Group, Inc.	166,560
10,900		Kangwon Land, Inc.	225,365
3,374	[1]	Kohl's Corp.	144,711
4,300	[1]	Lamar Advertising Co.	154,499
4,649	[1]	Lodgenet Entertainment	28,312
2,222	[1,4]	Lululemon Athletica, Inc.	63,171
4,900	[1]	Maruti Suzuki India Ltd.	100,044
12,300		National CineMedia, Inc.	276,504
4,300	[1]	O'Reilly Automotive, Inc.	122,636
14,000		Parkson Retail Group Ltd.	118,002
42,600	[1,2,3]	Piaggio & C. SpA	113,860
9,400	[1]	SEB - Sistema Educacional Brasileiro SA	117,801
27,000		TVN SA	278,568
217	[1]	VisionChina Media, Inc., ADR	2,404
1,100		WABCO Holdings, Inc.	50,182
		TOTAL	5,154,355
		Consumer Staples--0.8%
11,700		CVS Caremark Corp.	473,967
48,300	[1]	China Flavors & Fragrances Co. Ltd.	16,123
21,900		ITC Ltd.	111,917
5,900	[1]	Philip Morris International Inc.	298,422
6,566		Radico Khaitan Ltd.	18,146
		TOTAL	918,575
		Energy--3.8%
57,000	[1]	Atlas Acquisition Holdings Corp.	541,500
92,200	[1]	Dresser-Rand Group, Inc.	2,835,150
8,295		Reliance Industries Ltd.	467,326
24,200		Spectra Energy Corp.	550,550
		TOTAL	4,394,526
		Financials—11.9%
28,236		3i Group PLC	465,051
1,530	[1]	Alleghany Corp.	522,495
8,431		Apollo Investment Corp.	133,463
68,200	[1,2,3]	Bolsa de Mercadorias e Futuros	621,873
26,200	[1]	Bovespa Holding SA	353,126
700	[1]	Brasil Brokers Participacoes	488,692
33,750		Brookfield Asset Management, Inc., Class A	905,513
4,600	[1]	CNinsure, Inc., ADR	53,038
12,000		Calamos Asset Management, Inc.	195,360
299,700		China Properties Group Ltd.	132,346
85,844	[1]	DLF Ltd.	1,390,248
3,000		DuPont Fabros Technology, Inc.	49,470
42,900		Housing Development Finance Corp. Ltd.	2,552,413
39,100		ICICI Bank Ltd.	755,293
15,800		ICICI Bank Ltd., ADR	603,402
39,400		Loews Corp.	1,584,668
22,200	[1]	MBF Healthcare Acquisition Corp.	175,380
1,600	[1]	Markel Corp.	703,952
7,123	[1]	People's United Financial, Inc.	123,299
26,600	[1]	Philadelphia Consolidated Holding Corp.	856,520
19,200		Power Corp. of Canada	635,978
29,700		Power Finance Corp.	120,132
2,505	[1]	RHJ International	28,309
7,200	[1]	Riskmetrics Group, Inc.	139,320
57,100		Shun Tak Hldgs	75,934
22,800	[1]	Sino-Ocean Land Holdings Ltd.	22,286
800	[1]	Trisul SA	3,688
141,200	[1,2,3]	Yanlord Land Group Ltd.	220,260
		TOTAL	13,911,509
		Health Care—15.8%
2,500	[1]	Abaxis, Inc.	57,925
17,800	[1]	Accelrys, Inc.	96,298
35,100	[1]	Alkermes, Inc.	416,988
32,400		Allergan, Inc.	1,827,036
7,200	[1,4]	Alnylam Pharmaceuticals, Inc.	175,680
24,100	[1]	Anadys Pharmaceuticals, Inc.	36,632
3,000	[1]	Animal Health International, Inc.	32,820
41,700	[1]	Arena Pharmaceuticals, Inc.	285,228
21,852	[1]	Aspect Medical Systems, Inc.	133,297
2,000	[1]	AspenBio Pharma, Inc.	11,560
140	[1]	Athenahealth, Inc.	3,314
22,152	[1]	Auxilium Pharmaceutical, Inc.	592,345
4,700	[1,2,3]	Avalon Pharmaceuticals, Inc.	11,280
7,600	[1]	Avalon Pharmaceuticals, Inc.	18,240
1,900	[1]	Avalon Pharmaceuticals, Inc., Warrants	1,595
2,000		Aventis Pharma Ltd.	38,437
34,800	[1]	Avigen, Inc.	97,092
16,900	[1]	BioMarin Pharmaceutical, Inc.	597,753
1,500	[1]	BioMimetic Therapeutics, Inc.	12,000
5,000	[1]	CardioNet, Inc.	89,950
3,300	[1]	Chindex International, Inc.	124,542
40,600	[1]	Conceptus, Inc.	753,536
23,200	[1]	Cubist Pharmaceuticals, Inc.	427,344
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	10,619
28,217	[1]	Cytokinetics, Inc.	93,680
3,200		Dishman Pharmaceuticals & Chemicals Ltd.	23,072
5,900	[1]	Durect Corp.	30,975
55,300	[1]	Dyax Corp.	260,463
86,100	[1]	Dynavax Technologies Corp.	168,756
110,800	[1]	Endologix, Inc.	331,292
61,699	[1]	Epigenomics AG	171,352
13,308	[1]	Favrille, Inc.	21,160
50,979	[1]	Favrille, Inc.	81,057
4,658	[1]	Favrille, Inc., Warrants	1,573
12,443	[1]	Favrille, Inc., Warrants	4,250
18,400	[1,4]	GTX, Inc.	295,872
3,000		GlaxoSmithkline Pharmaceuticals Ltd.	78,097
4,900		Glenmark Pharmaceuticals Ltd.	59,812
2,300	[1]	IPC The Hospitalist Co., Inc.	45,494
25,852	[1]	Illumina, Inc.	1,962,167
10,400	[1]	Immunicon Corp.	3,120
23,200	[1]	Incyte Genomics, Inc.	243,832
36,125	[1]	Insulet Corp.	520,200
99,600	[1]	Isis Pharmaceuticals, Inc.	1,405,356
40,216	[1]	Kosan Biosciences, Inc.	63,139
1,000	[1]	Masimo Corp.	26,000
35,300	[1]	Medicines Co.	713,060
10,405		Merck & Co., Inc.	394,870
35,500	[1]	Metabasis Therapeutics, Inc.	73,130
20,800	[1]	Momenta Pharmaceuticals, Inc.	227,344
283,100	[1]	Monogram Biosciences, Inc.	300,086
26,900	[1,4]	Mylan Laboratories, Inc.	312,040
50,448	[1]	Neurocrine Biosciences, Inc.	272,419
1,400	[1,2,3]	Newron Pharmaceuticals SpA	48,425
21,500		Nicholas Piramal India Ltd.	161,942
20,300	[1]	OSI Pharmaceuticals, Inc.	759,017
14,680	[1]	Pain Therapeutics, Inc.	124,046
16,100	[1]	Pharmacopeia, Inc.	59,248
2,350	[1]	Pharmacopeia, Inc., Warrants	2,516
1,080	[1]	Piramal Life Sciences Ltd.	9,422
800	[1]	Power Medical Interventions, Inc.	4,812
24,400	[1]	Progenics Pharmaceuticals, Inc.	159,332
15,000	[1]	Protalix Biotherapeutics, Inc.	39,450
9,500	[1]	Regeneron Pharmaceuticals, Inc.	182,305
13,100	[1]	Repligen Corp.	63,142
11,300	[1]	SXC Health Solutions Corp.	134,131
8,300	[1]	Seattle Genetics, Inc.	75,530
2,600	[1]	Sirtris Pharmaceuticals, Inc.	33,774
4,800		Sun Pharmaceutical Industries Ltd.	146,120
2,900	[1]	Thermage, Inc.	9,570
11,500	[1]	Third Wave Technologies, Inc.	106,030
3,600	[1]	VCA Antech, Inc.	98,460
43,642	[1]	Vasogen, Inc., Series A, Warrants	1,626
10,911	[1]	Vasogen, Inc., Series B, Warrants	0
22,400	[1]	Vical, Inc.	78,848
112,300	[1]	Warner Chilcott Ltd., Class A	2,021,400
2,800	[1]	WuXi PharmaTech Cayman, Inc., ADR	62,608
		TOTAL	18,416,933
		Industrials--13.6%
6,500	[1]	Aecom Technology Corp.	169,065
3,100		Aircastle Ltd.	34,875
9,700	[1,2,3]	Allen-Vanguard Corp.	31,941
27,500		Asea Brown Boveri Ltd.	806,244
23,900		Bharat Heavy Electricals Ltd.	1,216,238
17,000		CLARCOR, Inc.	604,350
199,200		China Metal International Ho	49,913
15,500	[1]	CoStar Group, Inc.	666,500
10,400	[1]	Copart, Inc.	403,104
30,530		Crompton Greaves Ltd.	211,124
39,703	[1]	DP World Ltd.	37,718
3,104		Embraer - Empresa Brasileira de Aeronautica S/A, ADR	122,639
18,710		Energysolutions, Inc.	429,207
10,500		Expeditors International Washington, Inc.	474,390
11,000	[1]	First Solar, Inc.	2,542,540
5,350		Forward Air Corp.	189,604
10,500	[1]	IHS, Inc., Class A	675,255
6,200	[1]	Innovative Solutions and Support, Inc.	65,534
6,275	[1]	Interline Brands, Inc.	116,401
11,700	[1]	Kansas City Southern Industries, Inc.	469,287
11,726		Kuehne & Nagel International AG	1,176,331
8,400		Landstar System, Inc.	438,144
8,300		Macquarie Infrastructure Co. LL	241,779
58,966		Max India Ltd.	219,260
31,500	[1,2,3]	Nagarjuna Construction Co. Ltd., GDR	167,265
15,200	[1]	NuCo2, Inc.	422,104
1,100		Panalpina Welttransport Holding AG	134,554
10,000		Precision Castparts Corp.	1,020,800
3,000	[1]	Quanta Services, Inc.	69,510
5,900		Rockwell Collins	337,185
16,700	[1]	Ryanair Holdings PLC, ADR	472,276
6,300	[4]	Simpson Manufacturing Co., Inc.	171,234
30,300	[1]	Spirit Aerosystems Holdings, Inc., Class A	672,054
10,900	[1]	TeleTech Holdings, Inc.	244,814
5,400	[1]	TransDigm Group, Inc.	200,070
9,800		Trinity Industries, Inc.	261,170
15,300		UTI Worldwide, Inc.	307,224
		TOTAL	15,871,703
		Information Technology--12.5%
3,600,000	[1]	A-Max Holdings Ltd.	33,080
24,000	[1]	Access Integrated Technology, Inc., Class A	75,600
5,600	[1]	Amdocs Ltd.	158,816
10,400	[1]	Anadigics, Inc.	68,224
12,200	[1]	Blackboard, Inc.	406,626
16,100	[1]	CSR PLC	104,145
24,100	[1]	Ceragon Networks Ltd.	227,745
34,400		Compugroup Holding AG	461,665
34,600	[1]	Comverse Technology, Inc.	532,840
8,400	[1]	DST Systems, Inc.	552,216
4,400	[1]	Eagle Test Systems, Inc.	46,200
10,100	[1]	Genpact Ltd.	123,725
1,100	[1]	Guidance Software, Inc.	9,845
9,300	[1]	HireRight, Inc.	93,465
9,000	[1]	Iron Mountain, Inc.	237,960
3,700	[1]	Jupitermedia Corp.	7,733
41,100	[1,4]	MEMC Electronic Materials, Inc.	2,913,990
12,000	[1]	MSCI, Inc., Class A	357,000
42,700	[1]	Magma Design Automation	408,639
5,700	[4]	Mastercard, Inc.	1,271,043
26,500	[1]	Microsemi Corp.	604,200
28,200	[1]	NIC, Inc.	200,502
2,100		Nintendo Corp. Ltd.	1,087,877
53,400	[1]	ON Semiconductor Corp.	303,312
3,689	[1]	OnMobile Global Ltd.	50,236
6,600	[1]	Online Resources Corp.	63,492
15,600	[1]	Oracle Corp.	305,136
29,388	[1]	Parametric Technology Corp.	469,620
10,000	[1]	Redecard SA	166,353
4,800	[1,2,3]	Redecard SA, GDR	159,696
10,000	[1]	Renesola Ltd., ADR	113,600
2,700	[1]	SI International, Inc.	51,813
33,200	[1]	Silicon Image, Inc.	166,332
59,200	[1]	Solera Holdings, Inc.	1,442,112
22,207	[1]	Spansion, Inc.	61,069
18,300	[1]	TNS, Inc.	377,712
21,800	[1]	Telecity Group PLC	80,027
16,700	[1]	ValueClick, Inc.	288,075
6,000	[1,4]	Veraz Networks, Inc.	14,760
3,900	[1,4]	WebMD Health Corp., Class A	91,923
14,800	[1]	eBay, Inc.	441,632
		TOTAL	14,630,036
		Materials--1.3%
11,800		Cemex S.A. de C.V., ADR	308,216
1,300		Eagle Materials, Inc.	46,215
6,000		Jubilant Organosys Ltd.	49,094
293,900	[1]	Lee & Man Paper Manufacturing Ltd.	470,132
89,600		Luks Group (Vietnam Holdings) Co. Ltd.	70,200
143,100		Nine Dragons Paper Holdings Ltd.	117,326
448,000		Sinofert Holdings Ltd.	420,916
178,200	[1]	TPI Polene Co. Ltd.	37,355
		TOTAL	1,519,454
		Telecommunication Services--3.0%
95,250	[1]	Bharti Airtel Ltd.	1,948,586
16,500		NTELOS Holdings Corp.	399,300
6,500	[1]	Neuf Cegetel	361,957
27,200	[1]	PAETEC Holding Corp.	181,152
43,400		PT Telekomunikasi Indonesia	45,828
4,600		PT Telekomunikasi Indonesia, Clas CS, ADR	192,924
29,000	[1]	Time Warner Telecom, Inc.	449,210
		TOTAL	3,578,957
		Utilities--2.8%
2,400	[1]	BF Utilities Ltd.	62,550
1,350		Brookfield Infrastructure Partners LP	22,883
8,718	[1]	Cascal NV	104,616
34,200	[1]	China Resources Power Holdings Co. Ltd.	67,814
2,400	[4]	Consolidated Water Co.	52,872
21,200		Dominion Resources, Inc.	865,808
15,000		ITC Holdings Corp.	780,900
84,300		NTPC Ltd.	412,836
5,600		Northeast Utilities Co.	137,424
2,374,200	[1]	PNOC Energy Development Corp.	335,695
148,414	[1]	Power Grid Corp. of India Ltd.	365,339
25,806	[1]	Rural Electrification Corp. Ltd.	68,021
		TOTAL	3,276,758
		TOTAL COMMON STOCKS (IDENTIFIED COST $65,863,059)	81,672,806
		CORPORATE BONDS--0.4%
		Health Care--0.2%
$200,000	[2,3]	Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027	243,110
		Information Technology--0.2%
265,000	[2,3]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	225,021
		TOTAL CORPORATE BONDS (IDENTIFIED COST $550,075)	468,131
		CORPORATE NOTES--0.0%
		Health Care--0.0%
22,000	[2,3]	Neurochem, Inc., Conv. Bond, 6.00%, 11/15/2026	9,900
		Information Technology--0.0%
50,000		Blackboard, Inc., Conv. Bond, 3.25%, 7/1/2027	47,740
		TOTAL CORPORATE NOTES (IDENTIFIED COST $72,000)	57,640
		PREFERRED STOCKS--0.9%
		Financials--0.5%
1,800		Alleghany Corp., Conv. Pfd.	560,333
		Health Care--0.4%
500		Mylan Laboratories, Inc., Conv. Pfd.	432,180
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $976,280)	992,513
		REPURCHASE AGREEMENTS—30.7%
$16,188,000		Interest in $500,000,000 joint repurchase agreement 2.75%, dated 3/31/2008 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $500,038,194 on 4/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2038 and the market value of those underlying securities was $510,038,959.	16,188,000
3,624,000		Interest in $5,000,000,000 joint repurchase agreement 2.75%, dated 3/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $5,000,381,944 on 4/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2048 and the market value of those underlying securities was $5,100,061,554 (purchased with proceeds from securities lending collateral).	3,624,000
16,000,000		Interest in $2,000,000,000 joint repurchase agreement 2.75%, dated 3/31/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,152,778 on 4/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $2,050,673,248.	16,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	35,812,000
		TOTAL INVESTMENTS – 101.9% (IDENTIFIED COST $103,273,414)[5]	119,003,090
		OTHER ASSETS AND LIABILITIES – NET – (1.9)%[6]	(2,255,336)
		TOTAL NET ASSETS –100%	$116,747,754

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2008, these restricted securities amounted to $2,215,781, which represented 1.9% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2008, these liquid restricted securities amounted to $2,215,781, which represented 1.9% of total net assets.

4
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of March 31, 2008, securities subject to this type of arrangement and related collateral were as follows:

	Market Value of Securities Loaned	Market Value of Collateral
	$3,550,992	$3,624,800

5
At March 31, 2008, the cost of investments for federal tax purposes was $103,273,414. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $15,729,676. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,222,057 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,492,381.

6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

 Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$63,658,904
Level 2 – Other Significant Observable Inputs	55,334,764
Level 3 – Significant Unobservable Inputs	9,422
Total	$119,003,090

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of January 1, 2008	$ 0
Accrued discounts/premiums	0
Realized gain(loss)	0
Change in unrealized appreciation (depreciation)	9,422
Net purchases (sales)	0
Transfers in and/or out of Level 3	0
Balance as of March 31, 2008	$ 9,422

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

Federated Market Opportunity Fund II

Portfolio of Investments

March 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--16.1%
		Consumer Discretionary--1.3%
4,600	[1]	Nutri/System, Inc.	$69,322
2,500	[1]	Office Depot, Inc.	27,625
1,100		Sankyo Co. Ltd.	65,716
		TOTAL	162,663
		Consumer Staples--1.0%
1,500		Bunge Ltd.	130,320
		Energy--4.5%
1,200		Enerplus Resources Fund	52,080
2,200		Patterson-UTI Energy, Inc.	57,596
4,912		Penn West Energy Trust	137,438
2,800		Tesoro Petroleum Corp.	84,000
1,800	[1]	Unit Corp.	101,970
10,600		Western Refining, Inc.	142,782
		TOTAL	575,866
		Health Care--4.8%
12,400		Chugai Pharmaceutical Co. Ltd.	140,387
1,400	[1]	Forest Laboratories, Inc., Class A	56,014
2,000	[1]	Humana, Inc.	89,720
8,300	[1]	King Pharmaceuticals, Inc.	72,210
4,000		Mitsubishi Tanabe Pharma Corp.	46,645
3,400	[1]	Sepracor, Inc.	66,368
2,800		Takeda Pharmaceutical Co. Ltd.	141,589
		TOTAL	612,933
		Information Technology--2.6%
2,300		Rohm Co.	142,812
3,100		Telefonaktiebolaget LM Ericsson, Class B, ADR	60,915
2,200		Tokyo Electron Ltd.	136,118
		TOTAL	339,845
		Materials--0.7%
10,200	[1]	Coeur d'Alene Mines Corp.	41,208
3,700		Gold Fields Ltd., ADR	51,171
		TOTAL	92,379
		Telecommunication Services--1.2%
104		NTT DoCoMo, Inc.	157,925
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,078,729)	2,071,931
		PURCHASED CALL OPTION—0.0%
450,000	[1]	BONY USD CALL/JPY PUT, Strike Price $109.72, Expiration Date 4/11/2008 (IDENTIFIED COST $6,997)	45
		PUT OPTIONS/SHORT EXPOSURE--6.2%
70	[1]	American Tower Systems Corp., Strike Price $42.50, Expiration Date 7/19/2008	35,000
100	[1]	Applied Materials, Inc., Strike Price $22.50, Expiration Date 7/19/2008	36,000
23	[1]	Baxter International, Inc., Strike Price $70, Expiration Date 1/17/2009	31,050
48	[1]	Citigroup, Inc., Strike Price $30, Expiration Date 9/20/2008	44,640
69	[1]	Energy Select Sector SPDR, Strike Price $79, Expiration Date 6/21/2008	52,958
46	[1]	Hunt (J.B.) Transportation Services, Inc., Strike Price $35, Expiration Date 8/16/2008	25,990
122	[1]	iShares Lehman 20+ Year Treasury Bond Fund, Strike Price $96, Expiration Date 9/20/2008	67,100
25	[1]	iShares MSCI Brazil, Strike Price $75, Expiration Date 9/20/2008	21,000
14	[1]	iShares MSCI Emerging Market, Strike Price $140, Expiration Date 9/20/2008	23,905
37	[1]	iShares MSCI Germany, Strike Price $37, Expiration Date 7/19/2008	22,200
24	[1]	iShares MSCI Mexico Index Fund, Strike Price $57, Expiration Date 6/21/2008	6,840
31	[1]	Moody's Corp., Strike Price $41, Expiration Date 8/16/2008	23,715
28	[1]	Oil Service Holders Trust, Strike Price $190, Expiration Date 7/19/2008	58,030
12	[1]	Priceline.com, Inc., Strike Price $140, Expiration Date 7/19/2008	33,720
15	[1]	Research in Motion Ltd., Strike Price $115, Expiration Date 6/21/2008	21,262
737		UltraShort FTSE/Xinhua China 25 ProShares	68,755
600		UltraShort Financials ProShares	70,590
1,200		UltraShort Real Estate ProShares	119,208
40	[1]	Wells Fargo & Co., Strike Price $37.50, Expiration Date 10/18/2008	38,400
		TOTAL PUT OPTIONS/SHORT EXPOSURE (IDENTIFIED COST $828,727)	800,363
		REPURCHASE AGREEMENTS--79.1%
2,500,000		Interest in $650,000,000 joint repurchase agreement 2.75%, dated 3/31/2008 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $650,049,653 on 4/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2037 and the market value of those underlying securities was $669,551,143.	2,500,000
2,732,000		Interest in $500,000,000 joint repurchase agreement 2.75%, dated 3/31/2008 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $500,038,194 on 4/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2038 and the market value of those underlying securities was $510,038,959.	2,732,000
2,500,000		Interest in $5,000,000,000 joint repurchase agreement 2.75%, dated 3/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $5,000,381,944 on 4/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2048 and the market value of those underlying securities was $5,100,061,554.	2,500,000
2,500,000		Interest in $2,000,000,000 joint repurchase agreement 2.75%, dated 3/31/2008 under which Societe Generale, Paris will repurchase securities provided as collateral for $2,000,152,778 on 4/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $2,050,673,248.	2,500,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	10,232,000
		TOTAL INVESTMENTS --- 101.4% (IDENTIFIED COST $13,146,453)[2]	13,104,339
		OTHER ASSETS AND LIABILITIES---NET---(1.4)%[3]	(174,763)
		TOTAL NET ASSETS --- 100%	$12,929,576

At March 31, 2008, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
4/1/2008	5,892,499 Japanese Yen	59,185 U.S. Dollar	$(71)
6/4/2008	93,312 Pound Sterling	181,779 U.S. Dollar	$2,475
6/4/2008	10,940,255 Japanese Yen	68,085 Euro Currency	$2,982
6/4/2008	5,153,712 Japanese Yen	31,915 Euro Currency	$1,654
Contracts Sold:
5/20/2008	161,978 Canadian Dollar	159,153 U.S. Dollar	$1,503
5/20/2008	181,471 Canadian Dollar	178,049 U.S. Dollar	$1,427
6/4/2008	129,409 Euro Currency	190,890 U.S. Dollar	$(12,837)
6/4/2008	50,000 Euro Currency	72,984 U.S. Dollar	$(5,731)
6/4/2008	50,000 Euro Currency	73,305 U.S. Dollar	$(5,410)
6/4/2008	93,312 Pound Sterling	190,890 U.S. Dollar	$6,636
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(7,372)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2
At March 31, 2008, the cost of investments for federal tax purposes was $13,146,453. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $42,114. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $149,640 and net unrealized depreciation from investments for those securities having an excess of cost over value of $191,754.

3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•
Fixed-income securities acquired with remaining maturities greater than  60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the–counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$2,177,220	$(7,372)
Level 2 – Other Significant Observable Inputs	10,927,119	0
Level 3 – Significant Unobservable Inputs	0	0
Total	$13,104,339	$(7,372)

* Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Mid Cap Growth Strategies Fund II

Portfolio of Investments

March 31, 2008 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS—97.3%
		Consumer Discretionary—14.0%
3,200		Abercrombie & Fitch Co., Class A	$234,048
2,800	[1]	Amazon.com, Inc.	199,640
14,700		American Eagle Outfitters, Inc.	257,397
7,600	[1]	Coach, Inc.	229,140
9,800		Darden Restaurants, Inc.	318,990
12,800	[1]	GSI Commerce, Inc.	168,320
3,200	[1]	GameStop Corp.	165,472
5,100	[1]	Gymboree Corp.	203,388
5,100	[1]	Kohl's Corp.	218,739
8,400		Newell Rubbermaid, Inc.	192,108
5,100		Omnicom Group, Inc.	225,318
5,900		Penney (J.C.) Co., Inc.	222,489
4,100		Polo Ralph Lauren Corp., Class A	238,989
29,800	[1]	Saks, Inc.	371,606
5,100		Starwood Hotels & Resorts Worldwide, Inc.	263,925
15,500		TJX Cos., Inc.	512,585
9,100		Tupperware Brands Corp.	351,988
6,600		Yum! Brands, Inc.	245,586
		TOTAL	4,619,728
		Consumer Staples--4.1%
10,600		Avon Products, Inc.	419,124
4,400		Campbell Soup Co.	149,380
7,400		Corn Products International, Inc.	274,836
6,800		Estee Lauder Cos., Inc., Class A	311,780
8,400		Kroger Co.	213,360
		TOTAL	1,368,480
		Energy--14.5%
2,600		Apache Corp.	314,132
5,800		CONSOL Energy, Inc.	401,302
10,500		Chesapeake Energy Corp.	484,575
3,200		Devon Energy Corp.	333,856
2,700		Diamond Offshore Drilling, Inc.	314,280
2,300		EOG Resources, Inc.	276,000
7,100		Helmerich & Payne, Inc.	332,777
6,200	[1]	National-Oilwell, Inc.	361,956
5,400	[1]	Newfield Exploration Co.	285,390
2,900		Noble Corp.	144,043
8,500	[1]	Pride International, Inc.	297,075
7,600		Range Resources Corp.	482,220
10,600	[1]	Southwestern Energy Co.	357,114
5,500	[1]	Weatherford International Ltd.	398,585
		TOTAL	4,783,305
		Financials –5.4%
10,400		Annaly Mortgage Management, Inc.	159,328
2,400	[1]	Arch Capital Group Ltd.	164,808
9,000		Janus Capital Group, Inc.	209,430
2,000		Nymex Holdings, Inc.	181,260
3,700		Prologis	217,782
2,700		RenaissanceRe Holdings Ltd.	140,157
7,500		T. Rowe Price Group, Inc.	375,000
10,700		Waddell & Reed Financial, Inc., Class A	343,791
		TOTAL	1,791,556
		Health Care--17.5%
7,300		Allergan, Inc.	411,647
4,600		AmerisourceBergen Corp.	188,508
3,600		Becton, Dickinson & Co.	309,060
11,700	[1]	BioMarin Pharmaceutical, Inc.	413,829
4,601	[1]	Celgene Corp.	281,995
6,400	[1]	Cephalon, Inc.	412,160
2,700	[1]	Coventry Health Care, Inc.	108,945
6,500		Covidien Ltd.	287,625
12,100	[1]	Elan Corp. PLC, ADR	252,406
4,000	[1]	Express Scripts, Inc., Class A	257,280
5,700	[1]	Forest Laboratories, Inc., Class A	228,057
3,700	[1]	Genzyme Corp.	275,798
5,000	[1]	Gilead Sciences, Inc.	257,650
36,300	[1]	Isis Pharmaceuticals, Inc.	512,193
2,300		McKesson HBOC, Inc.	120,451
8,900	[1]	Myriad Genetics, Inc.	358,581
10,500		Shire PLC, ADR	608,580
6,600	[1]	St. Jude Medical, Inc.	285,054
5,200		Wyeth	217,152
		TOTAL	5,786,971
		Industrials--16.0%
3,800	[1]	Alliant Techsystems, Inc.	393,414
10,700	[1]	BE Aerospace, Inc.	373,965
3,100		Bucyrus International, Inc.	315,115
1,600	[1]	First Solar, Inc.	369,824
4,500		Flowserve Corp.	469,710
2,400		Fluor Corp.	338,784
3,700	[1]	Foster Wheeler Ltd.	209,494
12,600		Harsco Corp.	697,788
14,400	[1]	Hexcel Corp.	275,184
2,900		Joy Global, Inc.	188,964
3,000		Lockheed Martin Corp.	297,900
5,600		Norfolk Southern Corp.	304,192
4,000		Precision Castparts Corp.	408,320
4,900	[1]	Suntech Power Holdings Co. Ltd., ADR	198,744
8,000		Textron, Inc.	443,360
		TOTAL	5,284,758
		Information Technology--13.6%
17,700	[1]	Activision, Inc.	483,387
12,300	[1]	Amdocs Ltd.	348,828
8,500	[1]	Ansys, Inc.	293,420
1,800	[1]	Apple, Inc.	258,300
17,100		Applied Materials, Inc.	333,621
12,700	[1]	Broadcom Corp.	244,729
7,700	[1]	Cognizant Technology Solutions Corp.	221,991
27,800		EMC Corp. Mass	398,652
7,400	[1]	Electronic Arts, Inc.	369,408
2,800		KLA-Tencor Corp.	103,880
4,400		Linear Technology Corp.	135,036
4,700	[1]	MEMC Electronic Materials, Inc.	333,230
900		Mastercard, Inc.	200,691
8,600	[1]	NVIDIA Corp.	170,194
1,800	[1]	Research in Motion Ltd.	202,014
3,300	[1]	Salesforce.com, Inc.	190,971
2,000	[1,2]	VMware, Inc., Class A	85,640
4,200	[1]	Verisign, Inc.	139,608
		TOTAL	4,513,600
		Materials--10.2%
5,600		Agrium, Inc.	347,816
4,100		Cleveland Cliffs, Inc.	491,262
18,600	[1]	Crown Holdings, Inc.	467,976
2,800		Freeport-McMoRan Copper & Gold, Inc.	269,416
5,700		Nucor Corp.	386,118
13,300	[1]	Owens-Illinois, Inc.	750,519
16,700	[1]	Pactiv Corp.	437,707
1,400		Potash Corp. of Saskatchewan, Inc.	217,294
		TOTAL	3,368,108
		Telecommunication Services--1.6%
6,600	[1]	American Tower Systems Corp.	258,786
5,600	[1]	Crown Castle International Corp.	193,144
3,000	[1]	NII Holdings, Inc.	95,340
		TOTAL	547,270
		Utilities--0.4%
8,200	[1]	AES Corp.	136,694
		TOTAL COMMON STOCKS (IDENTIFIED COST $29,639,666)	32,200,470
		EXCHANGE TRADED MUTUAL FUNDS – 1.8%
		Diversified Financials – 1.8%
2,144		iShares MSCI Emerging Market Fund	288,111
1,237		iShares S&P Latin American 40 Index Fund	312,343
		TOTAL EXCHANGE TRADED MUTUAL FUNDS (IDENTIFIED COST $606,418)	600,454
		REPURCHASE AGREEMENTS--0.8%
$185,000		Interest in $500,000,000 joint repurchase agreement 2.75%, dated 3/31/2008 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $500,038,194 on 4/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2038 and the market value of those underlying securities was $510,038,959.	185,000
73,000		Interest in $5,000,000,000 joint repurchase agreement 2.75%, dated 3/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $5,000,381,944 on 4/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2048 and the market value of those underlying securities was $5,100,061,554 (purchased with proceeds from securities lending collateral).	73,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	258,000
		TOTAL INVESTMENTS – 99.9% (IDENTIFIED COST $30,504,084)[3]	33,058,924
		OTHER ASSETS AND LIABILITIES – NET – 0.1%[4]	35,806
		TOTAL NET ASSETS –100%	$33,094,730

1	Non-income producing security.
2	All or a portion of these shares are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$68,512	$73,000
3
At March 31, 2008, the cost of investments for federal tax purposes was $30,504,084. The net unrealized appreciation of investments for federal tax purposes was $2,554,840. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,517,793 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,962,953.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury securities.  The Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$32,800,924
Level 2 – Other Significant Observable Inputs	258,000
Level 3 – Significant Unobservable Inputs	0
Total	$33,058,924

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Prime Money Fund II

Portfolio of Investments

March 31, 2008 (unaudited)

Principal Amount	Value

		ASSET-BACKED SECURITIES --1.5%
		Finance - Automotive--1.4%
$2,771	[1]	CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	$2,771
332,646	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.104%, 12/15/2008	332,646
859,676	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.151%, 3/9/2009	859,676
316,414	[1,2]	Ford Credit Auto Owner Trust 2007-B, Class A1, 5.291%, 10/15/2008	316,415
		TOTAL	1,511,508
		Insurance--0.1%
141,498		Capital One Auto Finance Trust 2007-C, Class A1, (FGIC GTD), 5.282%, 10/15/2008	141,498
		TOTAL ASSET-BACKED SECURITIES	1,653,006
		CERTIFICATES OF DEPOSIT--9.6%
		Banking--9.6%
1,000,000		Bank of Montreal, 3.250%, 7/29/2008	1,000,000
500,000		Barclays Bank PLC, 5.312%, 5/22/2008	500,000
2,700,000		Comerica Bank, 4.540% - 4.850%, 5/20/2008 - 7/2/2008	2,700,000
500,000		Credit Suisse, Zurich, 5.290%, 4/11/2008	500,000
3,500,000		DePfa Bank PLC, 4.810% - 5.055%, 4/14/2008 - 6/4/2008	3,500,000
1,000,000		Natixis, 4.860%, 6/18/2008	1,000,000
1,000,000		UBS AG, 4.780%, 10/15/2008	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	10,200,000
		COLLATERALIZED LOAN AGREEMENTS--13.2%
		Banking--9.4%
4,000,000		Deutsche Bank Securities, Inc., 3.244%, 4/1/2008	4,000,000
4,000,000		RBC Capital Markets Corp., 3.244%, 4/1/2008	4,000,000
2,000,000		UBS Securities LLC, 3.250%, 4/1/2008	2,000,000
		TOTAL	10,000,000
		Brokerage--3.8%
1,000,000		Goldman Sachs & Co., 3.250%, 4/1/2008	1,000,000
3,000,000		Merrill Lynch, Pierce, Fenner and Smith, 3.200%, 4/1/2008	3,000,000
		TOTAL	4,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	14,000,000
		COMMERCIAL PAPER --43.0%[3]
		Aerospace/Auto--0.8%
900,000	[1,2]	Volkswagen of America, Inc., (Volkswagen AG, GTD), 3.230%, 5/8/2008	897,012
		Banking--11.2%
5,000,000	[1,2]	Picaros Funding LLC, (KBC Bank N.V. GTD), 2.650%, 9/26/2008	4,934,486
2,000,000		Societe Generale North America, Inc., 2.960%, 8/8/2008	1,978,787
5,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 3.090%, 5/9/2008	4,983,692
		TOTAL	11,896,965
		Consumer Products --0.9%
1,000,000	[1,2]	Diageo Capital PLC, (Diageo PLC GTD), 2.850%, 6/16/2008	993,983
		Finance – Automotive --4.9%
2,000,000		DRAC LLC (Series A1+/P1), 2.970% - 3.350%, 7/21/2008 - 8/11/2008	1,978,781
2,500,000		FCAR Auto Loan Trust (Series A1+/P1), 2.960% - 3.000%, 8/11/2008 - 8/26/2008	2,470,073
750,000		FCAR Auto Loan Trust (Series A1/P1), 3.070%, 8/15/2008	741,302
		TOTAL	5,190,156
		Finance – Commercial --6.1%
3,000,000	[1,2]	Fairway Finance Co. LLC, 3.170% - 3.750%, 4/4/2008 - 4/10/2008	2,998,534
3,500,000	[1,2]	Versailles Commercial Paper LLC, 3.328%, 6/5/2008	3,479,146
		TOTAL	6,477,680
		Finance – Retail --16.6%
1,000,000	[1,2]	Amsterdam Funding Corp., 3.130%, 5/8/2008	996,783
4,500,000	[1,2]	Barton Capital LLC, 3.150% - 3.280%, 4/21/2008 - 5/9/2008	4,489,546
5,000,000	[1,2]	Chariot Funding LLC, 2.700% - 2.780%, 6/12/2008 - 7/2/2008	4,969,520
5,200,000	[1,2]	Tulip Funding Corp., 3.000% - 3.150%, 4/28/2008 - 5/7/2008	5,185,600
2,000,000	[1,2]	Yorktown Capital LLC, 2.930%, 6/12/2008	1,988,280
		TOTAL	17,629,729
		Finance – Securities - 0.7%
750,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 5.250%, 4/21/2008	747,812
		Food & Beverage—0.9%
1,000,000	[1,2]	H.J. Heinz Finance Co., (H.J. Heinz Co., GTD), 3.270%, 4/7/2008	999,455
		Retail - 0.9%
1,000,000	[1,2]	Home Depot, Inc., 3.050%, 6/24/2008	992,883
		TOTAL COMMERCIAL PAPER	45,825,675
		CORPORATE BONDS --2.6%
		Banking --1.2%
500,000		KeyCorp, 3.255%, 6/2/2008	499,921
730,000		Wells Fargo & Co., 3.120%, 8/15/2008	729,591
		TOTAL	1,229,512
		Finance – Retail --1.4%
1,500,000	[1,2]	SLM Corp., 2.861% - 2.935%, 4/14/2008 – 5/12/2008	1,500,000
		TOTAL CORPORATE BONDS	2,729,512
		CORPORATE NOTES --1.2%
		Finance - Securities --1.2%
800,000	[1,2]	K2 (USA) LLC, (K2 Corp., GTD), 5.350% - 5.400%, 5/21/2008 – 6/16/2008	800,000
500,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 5.350%, 5/22/2008	500,000
		TOTAL CORPORATE NOTES	1,300,000
		NOTES - VARIABLE --26.5%[4]
		Banking --21.4%
1,500,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 3.004%, 6/5/2008	1,500,000
2,000,000		BNP Paribas SA, 2.620%, 4/28/2008	1,999,408
1,000,000	[1,2]	Bank of Scotland, Edinburgh, 3.058%, 6/5/2008	1,000,000
1,000,000	[1,2]	DePfa Bank PLC, 2.860%, 6/15/2008	1,000,005
2,000,000		Goldleaf Mortgage LLC (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.930%, 4/3/2008	2,000,000
3,345,000		Home City Ice Co. & H.C. Transport (Series 2000), (U.S. Bank, N.A. LOC), 3.500%, 4/3/2008	3,345,000
1,940,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (MBIA Insurance Corp., INS), 2.708%, 4/3/2008	1,940,000
740,000		Lancaster, PA, IDA, Snavely’s Mill, Inc. (Series 2003 - B), (Fulton Bank LOC), 3.300%, 4/3/2008	740,000
1,000,000		Marshall & Ilsley Bank, Milwaukee, 2.589%, 4/25/2008	1,000,000
1,000,000		National Australia Bank Ltd., Melbourne, 3.218%, 6/6/2008	1,000,000
2,000,000		National City Bank, 3.100%, 5/13/2008	2,000,000
125,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 4.027%, 4/3/2008	125,000
1,000,000		Svenska Handelsbanken, Stockholm, 4.468%, 4/7/2008	1,000,000
1,100,000		Union Hamilton Special Purpose Funding LLC (Series 2008-1), TRANCHE #1, (Wachovia Corp., GTD Wachovia Bank N.A. LOC), 3.171%, 6/30/2008	1,100,000
2,000,000		Wachovia Bank N.A., 4.673%, 4/3/2008	1,997,459
1,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.818%, 4/16/2008	1,000,000
		TOTAL	22,746,872
		Brokerage –0.9%
1,000,000		Merrill Lynch & Co., Inc., 2.739%, 4/24/2008	1,000,000
		Finance – Commercial -- 0.9%
1,000,000		General Electric Capital Corp., 3.078%, 4/9/2008	1,000,000
		Finance – Securities -- 1.4%
1,000,000	[1,2]	K2 (USA) LLC, (K2 Corp., GTD), 3.045%, 5/15/2008 (Final Maturity 8/15/2008)	999,926
500,000	[1,2]	Sigma Finance, Inc., (Sigma Finance, Inc., GTD), 2.315%, 4/1/2008 (Final Maturity 5/30/2008)	499,988
		TOTAL	1,499,914
		Insurance --1.9%
2,000,000	[1,2]	Pacific Life Global Funding, 3.181%, 4/4/2008	2,000,028
		TOTAL NOTES --VARIABLE	28,246,814
		REPURCHASE AGREEMENT --1.4%
1,446,000		Interest in $1,287,000,000 joint repurchase agreement 2.68%, dated 3/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,287,095,810 on 4/1/2008.The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $1,314,592,390.	1,446,000
		TOTAL INVESTMENTS – 99.0% (AT AMORTIZED COST)[5]	105,401,007
		OTHER ASSETS AND LIABILITIES – NET – 1.0%[6]	1,084,713
		TOTAL NET ASSETS – 100%	$106,485,720

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2008, these restricted securities amounted to $50,968,187, which represented 47.9% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At March 31, 2008, these liquid restricted securities amounted to $50,965,416, which represented 47.9% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at March 31, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	CAL Securities Trust 2007-1, Class A1, 5.424%, 7/15/2008	6/19/2007	$2,771
3	Discount rate at the time of purchase.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 0
Level 2 – Other Significant Observable Inputs	105,401,007
Level 3 – Significant Unobservable Inputs	0
Total	$105,401,007

The following acronyms are used throughout this portfolio:

FGIC	--Financial Guaranty Insurance Company
GTD	--Guaranteed
IDA	--Industrial Development Authority
INS	--Insured
LOC	--Letter of Credit
SWP	--Swap Agreement

Federated Quality Bond Fund II

Portfolio of Investments

March 31, 2008 (unaudited)

Principal Amount			Value
		CORPORATE BONDS—95.6%
		Basic Industry - Chemicals--1.8%
$1,970,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,942,343
850,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	888,014
1,300,000		Praxair, Inc., 3.95%, 6/1/2013	1,305,475
1,360,000		Praxair, Inc., 4.625%, 3/30/2015	1,356,405
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,310,974
895,000		Rohm & Haas Co., 6.00%, 9/15/2017	910,116
		TOTAL	7,713,327
		Basic Industry - Metals & Mining--3.5%
1,480,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,445,034
2,050,000		BHP Finance (USA), Inc., 4.80%, 4/15/2013	2,062,966
930,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	956,121
3,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	3,447,130
3,520,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	3,482,899
1,810,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,486,876
1,250,000		Xstrata Canada Corp., 6.00%, 10/15/2015	1,239,920
1,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,214,035
		TOTAL	15,334,981
		Basic Industry - Paper--1.4%
3,610,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	3,648,017
450,000		Westvaco Corp., 7.65%, 3/15/2027	465,473
2,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,052,083
		TOTAL	6,165,573
		Capital Goods - Aerospace & Defense--2.1%
1,005,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,047,643
1,500,000		Boeing Co., Note, 5.125%, 2/15/2013	1,572,401
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	500,000
660,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	661,141
3,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	3,373,990
1,800,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	1,851,107
		TOTAL	9,006,282
		Capital Goods - Diversified Manufacturing--1.8%
1,530,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	1,606,500
1,125,000		Dover Corp., Note, 5.45%, 3/15/2018	1,140,767
2,300,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	2,366,102
1,910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,681,520
1,275,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	1,308,405
		TOTAL	8,103,294
		Capital Goods - Environmental--1.4%
6,000,000		Waste Management, Inc., 7.375%, 8/1/2010	6,336,141
		Communications - Media & Cable--2.7%
6,500,000		Comcast Corp., 7.125%, 6/15/2013	6,840,124
3,450,000		Cox Communications, Inc., 7.125%, 10/1/2012	3,658,608
1,450,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,390,831
		TOTAL	11,889,563
		Communications - Media Noncable--0.4%
550,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	571,919
1,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,178,711
		TOTAL	1,750,630
		Communications - Telecom Wireless--2.0%
1,800,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	2,178,816
2,000,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/1/2011	2,186,050
2,090,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	2,106,093
470,000		Vodafone Group PLC, 5.35%, 2/27/2012	481,055
1,740,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,704,066
		TOTAL	8,656,080
		Communications - Telecom Wirelines—1.6%
685,000		Embarq Corp., 6.738%, 6/1/2013	663,387
3,000,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	3,157,321
540,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	573,874
2,360,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	2,420,011
		TOTAL	6,814,593
		Consumer Cyclical - Automotive--2.7%
1,910,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	1,931,637
750,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	790,945
2,150,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	2,162,736
2,650,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008	2,637,139
1,000,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	1,030,627
2,840,000	[1,2]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	2,886,316
540,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	562,845
		TOTAL	12,002,245
		Consumer Cyclical - Entertainment--1.5%
250,000		International Speedway Corp., 4.20%, 4/15/2009	251,234
1,250,000		International Speedway Corp., 5.40%, 4/15/2014	1,269,585
1,510,000		Time Warner, Inc., 5.50%, 11/15/2011	1,491,350
3,240,000		Walt Disney Co., Note, 5.70%, 7/15/2011	3,429,275
		TOTAL	6,441,444
		Consumer Cyclical - Lodging--0.2%
930,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	849,793
		Consumer Cyclical - Retailers--1.5%
1,906,985	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,821,651
755,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	765,950
1,280,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,348,687
530,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	490,599
1,850,000		Target Corp., 5.875%, 3/1/2012	1,945,472
295,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	323,323
		TOTAL	6,695,682
		Consumer Cyclical - Services--0.1%
250,000		Boston University, 7.625%, 7/15/2097	313,208
		Consumer Non-Cyclical Food/Beverage--2.5%
1,680,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017	1,764,234
2,010,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	2,103,046
1,140,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,148,055
645,000		Kellogg Co., 4.25%, 3/6/2013	644,658
800,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	829,618
1,430,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,493,131
510,000		PepsiCo, Inc., 4.65%, 2/15/2013	529,425
2,195,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	2,295,639
		TOTAL	10,807,806
		Consumer Non-Cyclical Health Care--1.8%
3,500,000		Anthem, Inc., 6.80%, 8/1/2012	3,712,957
850,000		Baxter International, Inc., 6.25%, 12/1/2037	873,971
1,085,000	[1,2]	Covidien International Finance SA, 6.55%, 10/15/2037	1,098,894
1,080,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	1,104,806
1,310,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,227,813
		TOTAL	8,018,441
		Consumer Non-Cyclical Pharmaceuticals--1.6%
1,190,000		Abbott Laboratories, 5.15%, 11/30/2012	1,271,983
680,000		Abbott Laboratories, 6.15%, 11/30/2037	710,973
1,460,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	1,497,986
2,150,000		Genentech, Inc., Note, 4.40%, 7/15/2010	2,206,395
990,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	1,124,729
		TOTAL	6,812,066
		Consumer Non-Cyclical Products--0.7%
1,350,000		Philips Electronics NV, 4.625%, 3/11/2013	1,354,909
1,610,000		Whirlpool Corp., 5.50%, 3/1/2013	1,638,893
		TOTAL	2,993,802
		Consumer Non-Cyclical Supermarkets--0.8%
1,950,000		Kroger Co., 7.25%, 6/1/2009	2,012,369
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	619,961
1,040,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,051,282
		TOTAL	3,683,612
		Energy - Independent--3.3%
2,600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	2,695,020
500,000		Apache Finance Pty Ltd., Sr. Note, 7.00%, 3/15/2009	517,800
3,280,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	3,258,341
1,200,000	[1,2]	EOG Co. of Canada, Company Guarantee, Series 144A, 7.00%, 12/1/2011	1,312,403
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	928,750
2,500,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	2,795,375
970,200	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	989,849
980,000	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	939,918
405,000		XTO Energy, Inc., 6.75%, 8/1/2037	434,651
595,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	632,697
		TOTAL	14,504,804
		Energy - Integrated--2.5%
4,220,000		ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013	4,516,133
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,461,394
1,000,000		Petro-Canada, Note, 5.00%, 11/15/2014	991,822
1,905,610	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,984,896
2,130,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	2,191,223
		TOTAL	11,145,468
		Energy - Oil Field Services--0.8%
1,850,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,834,076
1,480,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,469,588
		TOTAL	3,303,664
		Energy - Refining--0.3%
1,460,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	1,438,763
		Financial Institution - Banking--19.5%
1,600,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,621,629
7,500,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	7,750,306
3,000,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,577,798
2,470,000		Capital One Capital IV, 6.745%, 2/17/2037	1,768,357
5,500,000		Citigroup, Inc., Note, 5.125%, 2/14/2011	5,530,954
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,293,922
1,974,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	1,777,842
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,653,161
3,080,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	3,183,991
4,400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	3,777,726
1,120,000		HSBC Finance Corp., 4.75%, 4/15/2010	1,123,313
1,900,000		Household Finance Corp., 6.40%, 6/17/2008	1,906,416
2,300,000		Hudson United Bancorp, 7.00%, 5/15/2012	2,521,883
4,300,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,311,336
8,600,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	9,142,853
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,950,836
3,550,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	3,521,206
1,150,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	1,202,346
410,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	391,305
2,660,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	2,811,523
1,740,000		Popular North America, Inc., 5.65%, 4/15/2009	1,750,748
3,620,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	3,552,369
1,160,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	1,142,056
2,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	2,411,665
1,200,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	1,138,325
1,320,000		Wachovia Corp., 5.75%, 2/1/2018	1,302,822
2,900,000		Washington Mutual Bank, 5.125%, 1/15/2015	2,089,234
2,000,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	1,726,510
5,300,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	5,662,489
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,949,806
2,310,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	2,115,142
		TOTAL	85,659,869
		Financial Institution - Brokerage--12.8%
3,400,000		Bear Stearns Cos., Inc., Unsecd. Note, 3.25%, 3/25/2009	3,265,289
4,480,000		Blackrock, Inc., 6.25%, 9/15/2017	4,709,396
835,000		Eaton Vance Corp., 6.50%, 10/2/2017	892,597
1,750,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	1,768,148
3,000,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	3,327,129
1,000,000		Franklin Resources, Inc., 3.70%, 4/15/2008	999,929
3,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	3,518,875
4,500,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	4,757,422
1,500,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	1,582,844
2,330,000		Goldman Sachs Group, Inc., Sr. Note, 6.15%, 4/1/2018	2,331,401
4,530,000		Invesco Ltd., Note, 4.50%, 12/15/2009	4,577,292
750,000		Invesco Ltd., Sr. Unsecd. Note, 5.625%, 4/17/2012	769,221
680,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	691,769
800,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	780,795
5,350,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	5,443,164
1,600,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017	1,542,385
1,550,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037	1,362,535
3,400,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	3,312,523
3,000,000		Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009	2,998,772
2,700,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	2,672,274
1,000,000		Morgan Stanley, Note, 4.00%, 1/15/2010	988,149
825,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	799,355
2,010,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	2,030,610
690,000		Nuveen Investments, 5.00%, 9/15/2010	600,300
690,000		Nuveen Investments, 5.50%, 9/15/2015	448,500
		TOTAL	56,170,674
		Financial Institution - Finance Noncaptive--3.6%
4,000,000		American Express Co., 4.75%, 6/17/2009	4,044,790
2,000,000		American General Finance Corp., 4.00%, 3/15/2011	1,920,109
2,200,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	2,193,304
1,720,000	[1,2]	Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017	1,033,434
1,100,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	996,626
4,275,000		International Lease Finance Corp., 4.875%, 9/1/2010	4,235,351
1,500,000		SLM Corp., Note, 4.00%, 1/15/2010	1,240,663
		TOTAL	15,664,277
		Financial Institution - Insurance - Health--0.6%
555,000		Aetna US Healthcare, 5.75%, 6/15/2011	581,182
2,055,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	2,009,266
		TOTAL	2,590,448
		Financial Institution - Insurance - Life--0.8%
1,120,000		CIGNA Corp., 6.35%, 3/15/2018	1,136,754
1,260,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,259,405
850,000		Prudential Financial, Inc., 6.625%, 12/1/2037	830,996
250,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	282,142
		TOTAL	3,509,297
		Financial Institution - Insurance - P&C--2.6%
1,880,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,893,284
330,000		CNA Financial Corp., 6.50%, 8/15/2016	334,236
850,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	874,361
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,287,400
2,700,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	2,693,394
250,000		MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028	179,800
705,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	624,767
370,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	370,062
3,690,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,265,857
		TOTAL	11,523,161
		Financial Institution - REITs--1.6%
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	787,946
850,000		Liberty Property LP, 6.625%, 10/1/2017	831,422
1,570,000		Prologis, Note, 5.25%, 11/15/2010	1,574,386
1,250,000		Prologis, Sr. Note, 5.50%, 4/1/2012	1,232,194
2,470,000		Simon Property Group, Inc., 6.35%, 8/28/2012	2,524,983
110,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	108,895
		TOTAL	7,059,826
		Municipal Services--0.6%
895,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	793,802
1,850,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,660,745
		TOTAL	2,454,547
		Technology--4.2%
2,535,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	2,652,577
765,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	824,458
1,760,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,793,788
1,670,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,732,455
3,400,000		Harris Corp., 5.95%, 12/1/2017	3,488,611
875,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	899,387
1,840,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	1,940,703
1,060,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	1,080,586
3,890,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	4,009,629
		TOTAL	18,422,194
		Transportation - Airlines--1.1%
4,484,000		Southwest Airlines Co., 6.50%, 3/1/2012	4,640,931
		Transportation - Railroads--0.6%
2,020,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,993,277
175,578		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	196,289
460,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	493,864
		TOTAL	2,683,430
		Transportation - Services--0.9%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,535,581
1,000,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,026,016
1,300,000		Ryder System, Inc., 5.95%, 5/2/2011	1,346,172
		TOTAL	3,907,769
		Utility - Electric--6.1%
1,400,000		Alabama Power Co., 4.70%, 12/1/2010	1,471,672
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	804,034
2,130,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	2,122,749
910,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	931,793
990,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	998,469
1,865,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,935,048
940,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	999,469
2,510,000	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,613,527
1,200,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	1,288,246
3,150,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,963,422
800,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	803,167
635,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	647,435
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	920,907
2,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	2,194,816
1,390,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,440,183
3,660,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	3,680,783
860,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	893,470
		TOTAL	26,709,190
		Utility - Natural Gas Distributor--1.1%
5,010,000		Atmos Energy Corp., 4.00%, 10/15/2009	5,007,506
		Utility - Natural Gas Pipelines--0.5%
2,750,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	2,352,934
		TOTAL CORPORATE BONDS (IDENTIFIED COST $421,245,009)	419,137,315
		CORPORATE NOTE – 0.9%
		Communication – Telecom Wirelines – 0.9%
3,885,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $3,875,975)	3,843,269
		GOVERNMENTS/AGENCIES--2.1%
		Sovereign--2.1%
500,000		Sweden, Government of, 10.25%, 11/1/2015	591,505
7,800,000		United Mexican States, Note, 9.875%, 2/1/2010	8,700,900
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $8,994,555)	9,292,405
		MORTGAGE-BACKED SECURITIES--0.0%
		Federal Home Loan Mortgage Corporation--0.0%
9,017		FGCE80411, 6.50%, 4/1/2015	9,422
5,174		FGC01051, 8.00%, 9/1/2030	5,700
		TOTAL	15,122
		Government National Mortgage Association --0.0%
6,965		GN516688, 8.00%, 8/15/2029	7,638
2,430		GN493514, 8.00%, 9/15/2030	2,676
		TOTAL	10,314
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $23,389)	25,436
		U.S. TREASURY--0.1%
		Treasury Security--0.1%
500,000	[3,4]	United States Treasury Bill, 1.21%, 7/24/2008 (IDENTIFIED COST $496,200)	497,800
		REPURCHASE AGREEMENT--0.7%
2,894,000		Interest in $500,000,000 joint repurchase agreement 2.75%, dated 3/31/2008 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $500,038,194 on 4/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2038 and the market value of those underlying securities was $510,038,959. (AT COST)	2,894,000
		TOTAL INVESTMENTS – 99.4% (IDENTIFIED COST $437,529,128)[5]	435,690,225
		OTHER ASSETS AND LIABILITIES – NET – 0.6%[6]	2,837,335
		TOTAL NET ASSETS – 100%	$438,527,560

	At March 31, 2008, the Fund had the following outstanding futures contracts:
	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
	7U.S. Treasury Notes 2-Year Long Futures	300	$64,396,875	June 2008	$(104,196)
	7U.S. Treasury Bond Short Futures	183	$21,739,828	June 2008	$(676,896)
	TOTAL UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(781,092)

	Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities – Net.”

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2008, these restricted securities amounted to $54,441,724, which represented 12.4% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2008, these liquid restricted securities amounted to $54,441,724, which represented 12.4% of total net assets.

3	Discount rate at time of purchase.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5
At March 31, 2008, the cost of investments for federal tax purposes was $437,529,128. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $1,838,903. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,088,277 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,927,180.

6	Assets, other than investment in securities, less liabilities.
7	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Shares of other mutual funds are valued based upon their reported NAVs.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below.  There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.
Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
    The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$0	$(781,092)
Level 2 – Other Significant Observable Inputs	435,690,225	0
Level 3 – Significant Unobservable Inputs	0	0
Total	$435,690,225	$(781,092)

* Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REIT	--Real Estate Investment Trust
Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Insurance Series

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher, Principal Executive Officer
Date	May 28, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 28, 2008